 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Fidelity® Mid-Cap Stock Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Eurofins Scientific SA	1.7	1.4
Cytec Industries, Inc.	1.7	1.1
First Republic Bank	1.4	1.2
Constellation Brands, Inc. Class A (sub. vtg.)	1.4	1.2
United Rentals, Inc.	1.4	1.5
Henry Schein, Inc.	1.4	1.0
First American Financial Corp.	1.2	1.0
Pool Corp.	1.2	1.0
NVR, Inc.	1.2	0.9
City National Corp.	1.2	1.1
	13.8

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	18.8
Information Technology	17.1	16.7
Industrials	14.6	15.3
Consumer Discretionary	13.1	13.0
Health Care	9.6	10.5

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Stocks	93.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 9.4%

As of April 30, 2015*
Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 7.9%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Magna International, Inc. Class A (sub. vtg.)	473,900	$24,992
Tenneco, Inc. (a)	645,000	36,501
		61,493
Distributors - 1.2%
Pool Corp.	1,129,701	92,116
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	2,866,340	86,993
Domino's Pizza, Inc.	487,900	52,044
Noodles & Co. (a)(b)(c)	2,306,694	34,070
Wyndham Worldwide Corp.	302,900	24,641
		197,748
Household Durables - 4.8%
D.R. Horton, Inc.	1,648,433	48,530
Lennar Corp. Class A	601,200	30,102
NVR, Inc. (a)	56,000	91,715
Tempur Sealy International, Inc. (a)	979,300	76,229
Toll Brothers, Inc. (a)	2,173,887	78,195
Tupperware Brands Corp. (b)	774,700	45,607
		370,378
Internet & Catalog Retail - 0.1%
Etsy, Inc. (b)	606,600	6,612
Leisure Products - 0.6%
New Academy Holding Co. LLC unit (a)(d)(e)	294,000	44,062
Media - 0.1%
Rightmove PLC	200,000	11,836
Specialty Retail - 2.0%
Citi Trends, Inc.	702,700	18,671
GameStop Corp. Class A (b)	636,400	29,319
Ross Stores, Inc.	700,400	35,426
Sally Beauty Holdings, Inc. (a)	916,200	21,540
Tiffany & Co., Inc.	269,300	22,201
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	128,400	22,336
		149,493
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	2,128,600	38,552
PVH Corp.	316,800	28,813
		67,365

TOTAL CONSUMER DISCRETIONARY		1,001,103

CONSUMER STAPLES - 5.0%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	816,200	110,024
Food & Staples Retailing - 1.2%
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(e)	68,872	13,576
Tesco PLC	10,098,200	28,480
United Natural Foods, Inc. (a)	1,011,726	51,042
		93,098
Food Products - 1.4%
Amira Nature Foods Ltd. (a)(b)	1,152,056	6,129
Mead Johnson Nutrition Co. Class A	814,000	66,748
The Hershey Co.	333,200	29,552
		102,429
Household Products - 1.0%
Church & Dwight Co., Inc.	911,500	78,471

TOTAL CONSUMER STAPLES		384,022

ENERGY - 7.4%
Energy Equipment & Services - 2.2%
Ensco PLC Class A	1,052,000	17,495
FMC Technologies, Inc. (a)	694,200	23,485
Helmerich & Payne, Inc. (b)	951,200	53,524
Oceaneering International, Inc.	1,786,400	75,065
		169,569
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)(b)	1,673,400	39,442
Cabot Oil & Gas Corp.	2,123,900	46,110
Cimarex Energy Co.	684,800	80,847
Cobalt International Energy, Inc. (a)	3,176,800	24,366
Denbury Resources, Inc. (b)	4,153,700	14,704
Diamondback Energy, Inc.	224,700	16,592
GasLog Ltd.	1,619,800	18,741
Golar LNG Ltd.	1,400,900	40,640
Memorial Resource Development Corp. (a)	1,024,700	18,127
Range Resources Corp. (b)	682,300	20,769
SM Energy Co.	1,243,000	41,454
Southwestern Energy Co. (a)	970,800	10,718
Whiting Petroleum Corp. (a)	391,100	6,739
Williams Partners LP	550,000	18,590
		397,839

TOTAL ENERGY		567,408

FINANCIALS - 19.7%
Banks - 8.0%
City National Corp.	1,014,900	90,935
First Republic Bank	1,694,800	110,687
FirstMerit Corp.	1,906,000	35,814
FNB Corp., Pennsylvania	2,767,300	37,276
Huntington Bancshares, Inc.	4,469,000	49,025
M&T Bank Corp.	691,600	82,888
Prosperity Bancshares, Inc.	588,700	30,247
Regions Financial Corp.	5,740,200	53,671
SunTrust Banks, Inc.	1,826,900	75,853
Texas Capital Bancshares, Inc. (a)	417,000	23,018
UMB Financial Corp.	397,400	19,504
		608,918
Capital Markets - 0.9%
KKR & Co. LP	4,219,584	72,366
Insurance - 5.3%
Arch Capital Group Ltd. (a)	937,800	70,232
Brown & Brown, Inc.	768,600	24,803
Fairfax Financial Holdings Ltd. (sub. vtg.)	73,400	36,145
First American Financial Corp.	2,475,300	94,383
FNF Group	2,068,900	72,991
Jardine Lloyd Thompson Group PLC	1,721,694	25,148
Progressive Corp.	1,827,200	60,535
RLI Corp.	386,000	23,488
		407,725
Real Estate Investment Trusts - 2.5%
Apartment Investment & Management Co. Class A	939,600	36,823
Essex Property Trust, Inc.	270,400	59,607
HCP, Inc.	490,600	18,250
Parkway Properties, Inc.	1,466,500	24,535
SL Green Realty Corp.	426,900	50,639
		189,854
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	1,543,100	57,527
Realogy Holdings Corp. (a)	997,600	39,006
		96,533
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (a)	5,376,009	50,534
Radian Group, Inc.	5,204,044	75,303
		125,837

TOTAL FINANCIALS		1,501,233

HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (a)	862,700	56,472
Boston Scientific Corp. (a)	3,355,000	61,329
HeartWare International, Inc. (a)	614,014	26,519
The Cooper Companies, Inc.	386,865	58,943
		203,263
Health Care Providers & Services - 3.9%
Air Methods Corp. (a)	605,000	24,763
Amplifon SpA	3,175,382	24,705
Corvel Corp. (a)	477,532	15,854
Henry Schein, Inc. (a)	671,500	101,873
MEDNAX, Inc. (a)	964,400	67,961
Universal Health Services, Inc. Class B	513,700	62,718
		297,874
Health Care Technology - 0.5%
HealthStream, Inc. (a)	879,700	20,946
Medidata Solutions, Inc. (a)	490,600	21,096
		42,042
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	834,400	31,507
Eurofins Scientific SA (b)	347,200	125,705
		157,212
Pharmaceuticals - 0.4%
Perrigo Co. PLC	182,600	28,803

TOTAL HEALTH CARE		729,194

INDUSTRIALS - 14.6%
Aerospace & Defense - 3.5%
Esterline Technologies Corp. (a)	400,500	30,859
KEYW Holding Corp. (a)(b)(c)	3,583,836	25,553
Rockwell Collins, Inc.	235,900	20,457
Teledyne Technologies, Inc. (a)	490,500	43,767
Textron, Inc.	1,444,800	60,927
TransDigm Group, Inc. (a)	395,500	86,951
		268,514
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	510,300	35,405
Hub Group, Inc. Class A (a)	588,700	23,536
PostNL NV (a)	7,313,000	30,205
		89,146
Building Products - 0.7%
A.O. Smith Corp.	664,504	51,047
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	735,900	28,259
U.S. Ecology, Inc.	471,481	18,487
		46,746
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	480,700	19,295
Electrical Equipment - 3.2%
AMETEK, Inc.	1,581,092	86,675
Generac Holdings, Inc. (a)(b)	841,900	26,570
Hubbell, Inc. Class B	441,300	42,740
OSRAM Licht AG	435,534	25,628
Regal Beloit Corp.	392,500	25,038
Rockwell Automation, Inc.	333,600	36,416
		243,067
Machinery - 0.5%
Donaldson Co., Inc.	1,236,400	37,339
Rational AG	11,295	4,484
		41,823
Professional Services - 0.8%
Michael Page International PLC	1,517,360	11,574
Towers Watson & Co.	419,100	51,784
		63,358
Road & Rail - 2.2%
Genesee & Wyoming, Inc. Class A (a)	552,400	37,066
J.B. Hunt Transport Services, Inc.	891,100	68,053
Kansas City Southern	730,300	60,440
		165,559
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. Class A (a)	760,500	18,541
United Rentals, Inc. (a)	1,467,673	109,870
		128,411

TOTAL INDUSTRIALS		1,116,966

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	4,725,500	49,240
Juniper Networks, Inc.	1,308,000	41,058
		90,298
Electronic Equipment & Components - 3.4%
Amphenol Corp. Class A	1,477,000	80,083
Arrow Electronics, Inc. (a)	1,368,400	75,248
CDW Corp.	801,100	35,801
Fabrinet (a)	1,150,331	24,928
IPG Photonics Corp. (a)	261,200	21,580
Keysight Technologies, Inc. (a)	692,700	22,915
		260,555
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	856,000	52,062
Endurance International Group Holdings, Inc. (a)(b)	2,414,100	32,180
GoDaddy, Inc. (a)(b)	1,115,000	30,640
Shutterstock, Inc. (a)(b)	132,300	3,768
		118,650
IT Services - 5.9%
Alliance Data Systems Corp. (a)	166,200	49,413
Fidelity National Information Services, Inc.	968,186	70,600
First Data Corp.	2,497,973	35,611
First Data Corp. Class A	2,000,000	31,680
Fiserv, Inc. (a)	550,700	53,148
FleetCor Technologies, Inc. (a)	259,700	37,620
Gartner, Inc. Class A (a)	763,000	69,181
Total System Services, Inc.	642,500	33,699
WNS Holdings Ltd. sponsored ADR (a)	2,158,700	73,547
		454,499
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	335,600	20,176
Lam Research Corp.	293,300	22,464
Maxim Integrated Products, Inc.	778,800	31,915
Silicon Laboratories, Inc. (a)	552,494	27,608
		102,163
Software - 3.3%
ANSYS, Inc. (a)	737,000	70,243
Aspen Technology, Inc. (a)	977,100	40,442
Citrix Systems, Inc. (a)	768,700	63,110
Nuance Communications, Inc. (a)	1,711,600	29,046
Red Hat, Inc. (a)	382,300	30,244
SolarWinds, Inc. (a)	335,100	19,446
		252,531
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology LLC	753,900	28,693

TOTAL INFORMATION TECHNOLOGY		1,307,389

MATERIALS - 3.6%
Chemicals - 2.3%
Airgas, Inc.	499,500	48,032
Cytec Industries, Inc.	1,684,200	125,338
		173,370
Containers & Packaging - 0.8%
WestRock Co.	1,191,200	64,039
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,643,300	19,342
Novagold Resources, Inc. (a)	4,108,676	14,831
		34,173

TOTAL MATERIALS		271,582

UTILITIES - 3.1%
Electric Utilities - 1.4%
IDACORP, Inc.	819,400	54,777
OGE Energy Corp.	1,801,500	51,361
		106,138
Gas Utilities - 0.8%
Atmos Energy Corp.	959,400	60,442
Multi-Utilities - 0.9%
Alliant Energy Corp.	1,182,400	69,785

TOTAL UTILITIES		236,365

TOTAL COMMON STOCKS
(Cost $5,491,858)		7,115,262

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 0.18% (f)	523,841,094	523,841
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	201,141,580	201,142
TOTAL MONEY MARKET FUNDS
(Cost $724,983)		724,983
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $6,216,841)		7,840,245
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(206,565)
NET ASSETS - 100%		$7,633,680

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,637,000 or 0.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$12,620
New Academy Holding Co. LLC unit	8/1/11	$30,988

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$431
Fidelity Securities Lending Cash Central Fund	3,689
Total	$4,120

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
KEYW Holding Corp.	$35,246	$--	$504	$--	$25,553
Noodles & Co.	19,353	20,887	493	--	34,070
Total	$54,599	$20,887	$997	$--	$59,623

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,001,103	$957,041	$--	$44,062
Consumer Staples	384,022	341,966	28,480	13,576
Energy	567,408	567,408	--	--
Financials	1,501,233	1,501,233	--	--
Health Care	729,194	729,194	--	--
Industrials	1,116,966	1,116,966	--	--
Information Technology	1,307,389	1,271,778	35,611	--
Materials	271,582	271,582	--	--
Utilities	236,365	236,365	--	--
Money Market Funds	724,983	724,983	--	--
Total Investments in Securities:	$7,840,245	$7,718,516	$64,091	$57,638

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$287,205

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$103,112
Net Realized Gain (Loss) on Investment Securities	5,396
Net Unrealized Gain (Loss) on Investment Securities	(8,224)
Cost of Purchases	--
Proceeds of Sales	(42,646)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$57,638
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(2,538)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $197,993) — See accompanying schedule: Unaffiliated issuers (cost $5,404,043)	$7,055,639
Fidelity Central Funds (cost $724,983)	724,983
Other affiliated issuers (cost $87,815)	59,623
Total Investments (cost $6,216,841)		$7,840,245
Foreign currency held at value (cost $2,499)		2,499
Receivable for investments sold		2,232
Receivable for fund shares sold		2,163
Dividends receivable		1,711
Distributions receivable from Fidelity Central Funds		671
Prepaid expenses		22
Other receivables		383
Total assets		7,849,926
Liabilities
Payable for investments purchased	$2,499
Payable for fund shares redeemed	7,863
Accrued management fee	3,414
Other affiliated payables	931
Other payables and accrued expenses	397
Collateral on securities loaned, at value	201,142
Total liabilities		216,246
Net Assets		$7,633,680
Net Assets consist of:
Paid in capital		$5,582,036
Undistributed net investment income		19,254
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		408,986
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,623,404
Net Assets		$7,633,680
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,390,794 ÷ 150,529 shares)		$35.81
Class K:
Net Asset Value, offering price and redemption price per share ($2,242,886 ÷ 62,587 shares)		$35.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$43,135
Income from Fidelity Central Funds (including $3,689 from security lending)		4,120
Total income		47,255
Expenses
Management fee
Basic fee	$21,815
Performance adjustment	(1,080)
Transfer agent fees	5,194
Accounting and security lending fees	620
Custodian fees and expenses	61
Independent trustees' compensation	19
Registration fees	47
Audit	31
Legal	19
Miscellaneous	32
Total expenses before reductions	26,758
Expense reductions	(306)	26,452
Net investment income (loss)		20,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	446,865
Other affiliated issuers	(331)
Foreign currency transactions	(129)
Total net realized gain (loss)		446,405
Change in net unrealized appreciation (depreciation) on: Investment securities	(746,484)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(746,490)
Net gain (loss)		(300,085)
Net increase (decrease) in net assets resulting from operations		$(279,282)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,803	$45,281
Net realized gain (loss)	446,405	880,850
Change in net unrealized appreciation (depreciation)	(746,490)	(78,888)
Net increase (decrease) in net assets resulting from operations	(279,282)	847,243
Distributions to shareholders from net investment income	(13,606)	(24,651)
Distributions to shareholders from net realized gain	(605,120)	(854,512)
Total distributions	(618,726)	(879,163)
Share transactions - net increase (decrease)	70,117	(398,954)
Redemption fees	17	117
Total increase (decrease) in net assets	(827,874)	(430,757)
Net Assets
Beginning of period	8,461,554	8,892,311
End of period (including undistributed net investment income of $19,254 and undistributed net investment income of $12,057, respectively)	$7,633,680	$8,461,554

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.11	$40.26	$33.69	$30.15	$31.78	$27.26
Income from Investment Operations
Net investment income (loss)A	.09	.18	.10	.29	.10	.01
Net realized and unrealized gain (loss)	(1.38)	3.52	7.69	4.45	(.18)	4.59
Total from investment operations	(1.29)	3.70	7.79	4.74	(.08)	4.60
Distributions from net investment income	(.06)	(.09)	(.08)	(.33)	(.05)	(.04)B
Distributions from net realized gain	(2.95)	(3.76)	(1.14)	(.87)	(1.50)	(.04)B
Total distributions	(3.01)	(3.85)	(1.22)	(1.20)	(1.55)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.81	$40.11	$40.26	$33.69	$30.15	$31.78
Total ReturnD,E	(3.55)%	9.83%	23.50%	16.54%	.19%	16.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.73%	.78%	.65%	.86%	.61%
Expenses net of fee waivers, if any	.70%H	.72%	.78%	.65%	.86%	.61%
Expenses net of all reductions	.70%H	.72%	.78%	.63%	.85%	.59%
Net investment income (loss)	.49%H	.46%	.25%	.95%	.36%	.04%
Supplemental Data
Net assets, end of period (in millions)	$5,391	$5,874	$5,966	$4,750	$5,170	$7,120
Portfolio turnover rateI	20%H,J	29%	27%	46%	52%	131%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$40.27	$33.68	$30.15	$31.77	$27.26
Income from Investment Operations
Net investment income (loss)A	.11	.22	.15	.33	.15	.06
Net realized and unrealized gain (loss)	(1.37)	3.51	7.69	4.45	(.19)	4.58
Total from investment operations	(1.26)	3.73	7.84	4.78	(.04)	4.64
Distributions from net investment income	(.07)	(.13)	(.12)	(.38)	(.08)	(.09)B
Distributions from net realized gain	(2.95)	(3.76)	(1.14)	(.87)	(1.50)	(.04)B
Total distributions	(3.02)	(3.88)C	(1.25)D	(1.25)	(1.58)	(.13)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$35.84	$40.12	$40.27	$33.68	$30.15	$31.77
Total ReturnF,G	(3.47)%	9.92%	23.67%	16.72%	.35%	17.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.61%	.65%	.50%	.69%	.43%
Expenses net of fee waivers, if any	.59%J	.61%	.65%	.50%	.69%	.43%
Expenses net of all reductions	.59%J	.61%	.65%	.48%	.68%	.42%
Net investment income (loss)	.60%J	.57%	.39%	1.11%	.52%	.22%
Supplemental Data
Net assets, end of period (in millions)	$2,243	$2,588	$2,927	$2,447	$1,643	$1,821
Portfolio turnover rateK	20%J,L	29%	27%	46%	52%	131%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.884 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $3.757 per share.

 D Total distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,054,658
Gross unrealized depreciation	(432,834)
Net unrealized appreciation (depreciation) on securities	$1,621,824
Tax cost	$6,218,421

The Fund elected to defer to its next fiscal year approximately $40,680 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $746,537 and $1,340,169, respectively.

Redemptions In-Kind. During the period, 3,845 shares of the Fund held by an unaffiliated entity were redeemed for cash and investments with a value of $157,083. The net realized gain of $57,798 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,647.17
Class K	547.05
	$5,194

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,725. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $485 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $146 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33 and a portion of class-level operating expenses as follows:

Amount
Mid-Cap Stock	$127

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Mid-Cap Stock	$9,159	$14,061
Class K	4,447	10,590
Total	$13,606	$24,651
From net realized gain
Mid-Cap Stock	$428,155	$555,465
Class K	176,965	299,047
Total	$605,120	$854,512

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Mid-Cap Stock
Shares sold	5,486	17,879	$202,324	$696,252
Reinvestment of distributions	11,146	14,253	417,511	546,835
Shares redeemed	(12,555)	(33,853)	(463,048)	(1,316,568)
Net increase (decrease)	4,077	(1,721)	$156,787	$(73,481)
Class K
Shares sold	5,444	21,440	$199,838	$843,958
Reinvestment of distributions	4,842	8,076	181,412	309,636
Shares redeemed	(12,204)(a)	(37,691)	(467,920)(a)	(1,479,067)
Net increase (decrease)	(1,918)	(8,175)	$(86,670)	$(325,473)

 (a)  Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Mid-Cap Stock	.70%
Actual		$1,000.00	$964.50	$3.46
Hypothetical-C		$1,000.00	$1,021.62	$3.56
Class K	.59%
Actual		$1,000.00	$965.30	$2.91
Hypothetical-C		$1,000.00	$1,022.17	$3.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Mid-Cap Stock Fund Class K Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Eurofins Scientific SA	1.7	1.4
Cytec Industries, Inc.	1.7	1.1
First Republic Bank	1.4	1.2
Constellation Brands, Inc. Class A (sub. vtg.)	1.4	1.2
United Rentals, Inc.	1.4	1.5
Henry Schein, Inc.	1.4	1.0
First American Financial Corp.	1.2	1.0
Pool Corp.	1.2	1.0
NVR, Inc.	1.2	0.9
City National Corp.	1.2	1.1
	13.8

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	18.8
Information Technology	17.1	16.7
Industrials	14.6	15.3
Consumer Discretionary	13.1	13.0
Health Care	9.6	10.5

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Stocks	93.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.8%

 * Foreign investments - 9.4%

As of April 30, 2015 *
Stocks	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 7.9%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.8%
Magna International, Inc. Class A (sub. vtg.)	473,900	$24,992
Tenneco, Inc. (a)	645,000	36,501
		61,493
Distributors - 1.2%
Pool Corp.	1,129,701	92,116
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	2,866,340	86,993
Domino's Pizza, Inc.	487,900	52,044
Noodles & Co. (a)(b)(c)	2,306,694	34,070
Wyndham Worldwide Corp.	302,900	24,641
		197,748
Household Durables - 4.8%
D.R. Horton, Inc.	1,648,433	48,530
Lennar Corp. Class A	601,200	30,102
NVR, Inc. (a)	56,000	91,715
Tempur Sealy International, Inc. (a)	979,300	76,229
Toll Brothers, Inc. (a)	2,173,887	78,195
Tupperware Brands Corp. (b)	774,700	45,607
		370,378
Internet & Catalog Retail - 0.1%
Etsy, Inc. (b)	606,600	6,612
Leisure Products - 0.6%
New Academy Holding Co. LLC unit (a)(d)(e)	294,000	44,062
Media - 0.1%
Rightmove PLC	200,000	11,836
Specialty Retail - 2.0%
Citi Trends, Inc.	702,700	18,671
GameStop Corp. Class A (b)	636,400	29,319
Ross Stores, Inc.	700,400	35,426
Sally Beauty Holdings, Inc. (a)	916,200	21,540
Tiffany & Co., Inc.	269,300	22,201
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	128,400	22,336
		149,493
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	2,128,600	38,552
PVH Corp.	316,800	28,813
		67,365

TOTAL CONSUMER DISCRETIONARY		1,001,103

CONSUMER STAPLES - 5.0%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	816,200	110,024
Food & Staples Retailing - 1.2%
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(e)	68,872	13,576
Tesco PLC	10,098,200	28,480
United Natural Foods, Inc. (a)	1,011,726	51,042
		93,098
Food Products - 1.4%
Amira Nature Foods Ltd. (a)(b)	1,152,056	6,129
Mead Johnson Nutrition Co. Class A	814,000	66,748
The Hershey Co.	333,200	29,552
		102,429
Household Products - 1.0%
Church & Dwight Co., Inc.	911,500	78,471

TOTAL CONSUMER STAPLES		384,022

ENERGY - 7.4%
Energy Equipment & Services - 2.2%
Ensco PLC Class A	1,052,000	17,495
FMC Technologies, Inc. (a)	694,200	23,485
Helmerich & Payne, Inc. (b)	951,200	53,524
Oceaneering International, Inc.	1,786,400	75,065
		169,569
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)(b)	1,673,400	39,442
Cabot Oil & Gas Corp.	2,123,900	46,110
Cimarex Energy Co.	684,800	80,847
Cobalt International Energy, Inc. (a)	3,176,800	24,366
Denbury Resources, Inc. (b)	4,153,700	14,704
Diamondback Energy, Inc.	224,700	16,592
GasLog Ltd.	1,619,800	18,741
Golar LNG Ltd.	1,400,900	40,640
Memorial Resource Development Corp. (a)	1,024,700	18,127
Range Resources Corp. (b)	682,300	20,769
SM Energy Co.	1,243,000	41,454
Southwestern Energy Co. (a)	970,800	10,718
Whiting Petroleum Corp. (a)	391,100	6,739
Williams Partners LP	550,000	18,590
		397,839

TOTAL ENERGY		567,408

FINANCIALS - 19.7%
Banks - 8.0%
City National Corp.	1,014,900	90,935
First Republic Bank	1,694,800	110,687
FirstMerit Corp.	1,906,000	35,814
FNB Corp., Pennsylvania	2,767,300	37,276
Huntington Bancshares, Inc.	4,469,000	49,025
M&T Bank Corp.	691,600	82,888
Prosperity Bancshares, Inc.	588,700	30,247
Regions Financial Corp.	5,740,200	53,671
SunTrust Banks, Inc.	1,826,900	75,853
Texas Capital Bancshares, Inc. (a)	417,000	23,018
UMB Financial Corp.	397,400	19,504
		608,918
Capital Markets - 0.9%
KKR & Co. LP	4,219,584	72,366
Insurance - 5.3%
Arch Capital Group Ltd. (a)	937,800	70,232
Brown & Brown, Inc.	768,600	24,803
Fairfax Financial Holdings Ltd. (sub. vtg.)	73,400	36,145
First American Financial Corp.	2,475,300	94,383
FNF Group	2,068,900	72,991
Jardine Lloyd Thompson Group PLC	1,721,694	25,148
Progressive Corp.	1,827,200	60,535
RLI Corp.	386,000	23,488
		407,725
Real Estate Investment Trusts - 2.5%
Apartment Investment & Management Co. Class A	939,600	36,823
Essex Property Trust, Inc.	270,400	59,607
HCP, Inc.	490,600	18,250
Parkway Properties, Inc.	1,466,500	24,535
SL Green Realty Corp.	426,900	50,639
		189,854
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	1,543,100	57,527
Realogy Holdings Corp. (a)	997,600	39,006
		96,533
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (a)	5,376,009	50,534
Radian Group, Inc.	5,204,044	75,303
		125,837

TOTAL FINANCIALS		1,501,233

HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (a)	862,700	56,472
Boston Scientific Corp. (a)	3,355,000	61,329
HeartWare International, Inc. (a)	614,014	26,519
The Cooper Companies, Inc.	386,865	58,943
		203,263
Health Care Providers & Services - 3.9%
Air Methods Corp. (a)	605,000	24,763
Amplifon SpA	3,175,382	24,705
Corvel Corp. (a)	477,532	15,854
Henry Schein, Inc. (a)	671,500	101,873
MEDNAX, Inc. (a)	964,400	67,961
Universal Health Services, Inc. Class B	513,700	62,718
		297,874
Health Care Technology - 0.5%
HealthStream, Inc. (a)	879,700	20,946
Medidata Solutions, Inc. (a)	490,600	21,096
		42,042
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	834,400	31,507
Eurofins Scientific SA (b)	347,200	125,705
		157,212
Pharmaceuticals - 0.4%
Perrigo Co. PLC	182,600	28,803

TOTAL HEALTH CARE		729,194

INDUSTRIALS - 14.6%
Aerospace & Defense - 3.5%
Esterline Technologies Corp. (a)	400,500	30,859
KEYW Holding Corp. (a)(b)(c)	3,583,836	25,553
Rockwell Collins, Inc.	235,900	20,457
Teledyne Technologies, Inc. (a)	490,500	43,767
Textron, Inc.	1,444,800	60,927
TransDigm Group, Inc. (a)	395,500	86,951
		268,514
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	510,300	35,405
Hub Group, Inc. Class A (a)	588,700	23,536
PostNL NV (a)	7,313,000	30,205
		89,146
Building Products - 0.7%
A.O. Smith Corp.	664,504	51,047
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	735,900	28,259
U.S. Ecology, Inc.	471,481	18,487
		46,746
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	480,700	19,295
Electrical Equipment - 3.2%
AMETEK, Inc.	1,581,092	86,675
Generac Holdings, Inc. (a)(b)	841,900	26,570
Hubbell, Inc. Class B	441,300	42,740
OSRAM Licht AG	435,534	25,628
Regal Beloit Corp.	392,500	25,038
Rockwell Automation, Inc.	333,600	36,416
		243,067
Machinery - 0.5%
Donaldson Co., Inc.	1,236,400	37,339
Rational AG	11,295	4,484
		41,823
Professional Services - 0.8%
Michael Page International PLC	1,517,360	11,574
Towers Watson & Co.	419,100	51,784
		63,358
Road & Rail - 2.2%
Genesee & Wyoming, Inc. Class A (a)	552,400	37,066
J.B. Hunt Transport Services, Inc.	891,100	68,053
Kansas City Southern	730,300	60,440
		165,559
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. Class A (a)	760,500	18,541
United Rentals, Inc. (a)	1,467,673	109,870
		128,411

TOTAL INDUSTRIALS		1,116,966

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	4,725,500	49,240
Juniper Networks, Inc.	1,308,000	41,058
		90,298
Electronic Equipment & Components - 3.4%
Amphenol Corp. Class A	1,477,000	80,083
Arrow Electronics, Inc. (a)	1,368,400	75,248
CDW Corp.	801,100	35,801
Fabrinet (a)	1,150,331	24,928
IPG Photonics Corp. (a)	261,200	21,580
Keysight Technologies, Inc. (a)	692,700	22,915
		260,555
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	856,000	52,062
Endurance International Group Holdings, Inc. (a)(b)	2,414,100	32,180
GoDaddy, Inc. (a)(b)	1,115,000	30,640
Shutterstock, Inc. (a)(b)	132,300	3,768
		118,650
IT Services - 5.9%
Alliance Data Systems Corp. (a)	166,200	49,413
Fidelity National Information Services, Inc.	968,186	70,600
First Data Corp.	2,497,973	35,611
First Data Corp. Class A	2,000,000	31,680
Fiserv, Inc. (a)	550,700	53,148
FleetCor Technologies, Inc. (a)	259,700	37,620
Gartner, Inc. Class A (a)	763,000	69,181
Total System Services, Inc.	642,500	33,699
WNS Holdings Ltd. sponsored ADR (a)	2,158,700	73,547
		454,499
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	335,600	20,176
Lam Research Corp.	293,300	22,464
Maxim Integrated Products, Inc.	778,800	31,915
Silicon Laboratories, Inc. (a)	552,494	27,608
		102,163
Software - 3.3%
ANSYS, Inc. (a)	737,000	70,243
Aspen Technology, Inc. (a)	977,100	40,442
Citrix Systems, Inc. (a)	768,700	63,110
Nuance Communications, Inc. (a)	1,711,600	29,046
Red Hat, Inc. (a)	382,300	30,244
SolarWinds, Inc. (a)	335,100	19,446
		252,531
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology LLC	753,900	28,693

TOTAL INFORMATION TECHNOLOGY		1,307,389

MATERIALS - 3.6%
Chemicals - 2.3%
Airgas, Inc.	499,500	48,032
Cytec Industries, Inc.	1,684,200	125,338
		173,370
Containers & Packaging - 0.8%
WestRock Co.	1,191,200	64,039
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,643,300	19,342
Novagold Resources, Inc. (a)	4,108,676	14,831
		34,173

TOTAL MATERIALS		271,582

UTILITIES - 3.1%
Electric Utilities - 1.4%
IDACORP, Inc.	819,400	54,777
OGE Energy Corp.	1,801,500	51,361
		106,138
Gas Utilities - 0.8%
Atmos Energy Corp.	959,400	60,442
Multi-Utilities - 0.9%
Alliant Energy Corp.	1,182,400	69,785

TOTAL UTILITIES		236,365

TOTAL COMMON STOCKS
(Cost $5,491,858)		7,115,262

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 0.18% (f)	523,841,094	523,841
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	201,141,580	201,142
TOTAL MONEY MARKET FUNDS
(Cost $724,983)		724,983
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $6,216,841)		7,840,245
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(206,565)
NET ASSETS - 100%		$7,633,680

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,637,000 or 0.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$12,620
New Academy Holding Co. LLC unit	8/1/11	$30,988

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$431
Fidelity Securities Lending Cash Central Fund	3,689
Total	$4,120

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds *	Dividend Income	Value, end of period
KEYW Holding Corp.	$35,246	$--	$504	$--	$25,553
Noodles & Co.	19,353	20,887	493	--	34,070
Total	$54,599	$20,887	$997	$--	$59,623

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,001,103	$957,041	$--	$44,062
Consumer Staples	384,022	341,966	28,480	13,576
Energy	567,408	567,408	--	--
Financials	1,501,233	1,501,233	--	--
Health Care	729,194	729,194	--	--
Industrials	1,116,966	1,116,966	--	--
Information Technology	1,307,389	1,271,778	35,611	--
Materials	271,582	271,582	--	--
Utilities	236,365	236,365	--	--
Money Market Funds	724,983	724,983	--	--
Total Investments in Securities:	$7,840,245	$7,718,516	$64,091	$57,638

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$287,205

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$103,112
Net Realized Gain (Loss) on Investment Securities	5,396
Net Unrealized Gain (Loss) on Investment Securities	(8,224)
Cost of Purchases	--
Proceeds of Sales	(42,646)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$57,638
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$(2,538)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $197,993) — See accompanying schedule: Unaffiliated issuers (cost $5,404,043)	$7,055,639
Fidelity Central Funds (cost $724,983)	724,983
Other affiliated issuers (cost $87,815)	59,623
Total Investments (cost $6,216,841)		$7,840,245
Foreign currency held at value (cost $2,499)		2,499
Receivable for investments sold		2,232
Receivable for fund shares sold		2,163
Dividends receivable		1,711
Distributions receivable from Fidelity Central Funds		671
Prepaid expenses		22
Other receivables		383
Total assets		7,849,926
Liabilities
Payable for investments purchased	$2,499
Payable for fund shares redeemed	7,863
Accrued management fee	3,414
Other affiliated payables	931
Other payables and accrued expenses	397
Collateral on securities loaned, at value	201,142
Total liabilities		216,246
Net Assets		$7,633,680
Net Assets consist of:
Paid in capital		$5,582,036
Undistributed net investment income		19,254
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		408,986
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,623,404
Net Assets		$7,633,680
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,390,794 ÷ 150,529 shares)		$35.81
Class K:
Net Asset Value, offering price and redemption price per share ($2,242,886 ÷ 62,587 shares)		$35.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$43,135
Income from Fidelity Central Funds (including $3,689 from security lending)		4,120
Total income		47,255
Expenses
Management fee
Basic fee	$21,815
Performance adjustment	(1,080)
Transfer agent fees	5,194
Accounting and security lending fees	620
Custodian fees and expenses	61
Independent trustees' compensation	19
Registration fees	47
Audit	31
Legal	19
Miscellaneous	32
Total expenses before reductions	26,758
Expense reductions	(306)	26,452
Net investment income (loss)		20,803
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	446,865
Other affiliated issuers	(331)
Foreign currency transactions	(129)
Total net realized gain (loss)		446,405
Change in net unrealized appreciation (depreciation) on: Investment securities	(746,484)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(746,490)
Net gain (loss)		(300,085)
Net increase (decrease) in net assets resulting from operations		$(279,282)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,803	$45,281
Net realized gain (loss)	446,405	880,850
Change in net unrealized appreciation (depreciation)	(746,490)	(78,888)
Net increase (decrease) in net assets resulting from operations	(279,282)	847,243
Distributions to shareholders from net investment income	(13,606)	(24,651)
Distributions to shareholders from net realized gain	(605,120)	(854,512)
Total distributions	(618,726)	(879,163)
Share transactions - net increase (decrease)	70,117	(398,954)
Redemption fees	17	117
Total increase (decrease) in net assets	(827,874)	(430,757)
Net Assets
Beginning of period	8,461,554	8,892,311
End of period (including undistributed net investment income of $19,254 and undistributed net investment income of $12,057, respectively)	$7,633,680	$8,461,554

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.11	$40.26	$33.69	$30.15	$31.78	$27.26
Income from Investment Operations
Net investment income (loss)A	.09	.18	.10	.29	.10	.01
Net realized and unrealized gain (loss)	(1.38)	3.52	7.69	4.45	(.18)	4.59
Total from investment operations	(1.29)	3.70	7.79	4.74	(.08)	4.60
Distributions from net investment income	(.06)	(.09)	(.08)	(.33)	(.05)	(.04)B
Distributions from net realized gain	(2.95)	(3.76)	(1.14)	(.87)	(1.50)	(.04)B
Total distributions	(3.01)	(3.85)	(1.22)	(1.20)	(1.55)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$35.81	$40.11	$40.26	$33.69	$30.15	$31.78
Total ReturnD,E	(3.55)%	9.83%	23.50%	16.54%	.19%	16.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.73%	.78%	.65%	.86%	.61%
Expenses net of fee waivers, if any	.70%H	.72%	.78%	.65%	.86%	.61%
Expenses net of all reductions	.70%H	.72%	.78%	.63%	.85%	.59%
Net investment income (loss)	.49%H	.46%	.25%	.95%	.36%	.04%
Supplemental Data
Net assets, end of period (in millions)	$5,391	$5,874	$5,966	$4,750	$5,170	$7,120
Portfolio turnover rateI	20%H,J	29%	27%	46%	52%	131%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$40.12	$40.27	$33.68	$30.15	$31.77	$27.26
Income from Investment Operations
Net investment income (loss)A	.11	.22	.15	.33	.15	.06
Net realized and unrealized gain (loss)	(1.37)	3.51	7.69	4.45	(.19)	4.58
Total from investment operations	(1.26)	3.73	7.84	4.78	(.04)	4.64
Distributions from net investment income	(.07)	(.13)	(.12)	(.38)	(.08)	(.09)B
Distributions from net realized gain	(2.95)	(3.76)	(1.14)	(.87)	(1.50)	(.04)B
Total distributions	(3.02)	(3.88)C	(1.25)D	(1.25)	(1.58)	(.13)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$35.84	$40.12	$40.27	$33.68	$30.15	$31.77
Total ReturnF,G	(3.47)%	9.92%	23.67%	16.72%	.35%	17.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.59%J	.61%	.65%	.50%	.69%	.43%
Expenses net of fee waivers, if any	.59%J	.61%	.65%	.50%	.69%	.43%
Expenses net of all reductions	.59%J	.61%	.65%	.48%	.68%	.42%
Net investment income (loss)	.60%J	.57%	.39%	1.11%	.52%	.22%
Supplemental Data
Net assets, end of period (in millions)	$2,243	$2,588	$2,927	$2,447	$1,643	$1,821
Portfolio turnover rateK	20%J,L	29%	27%	46%	52%	131%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $3.884 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $3.757 per share.

 D Total distributions of $1.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $1.136 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), equity-debt classifications, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,054,658
Gross unrealized depreciation	(432,834)
Net unrealized appreciation (depreciation) on securities	$1,621,824
Tax cost	$6,218,421

The Fund elected to defer to its next fiscal year approximately $40,680 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $746,537 and $1,340,169, respectively.

Redemptions In-Kind. During the period, 3,845 shares of the Fund held by an unaffiliated entity were redeemed for cash and investments with a value of $157,083. The net realized gain of $57,798 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$4,647.17
Class K	547.05
	$5,194

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,725. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $485 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $146 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $33 and a portion of class-level operating expenses as follows:

Amount
Mid-Cap Stock	$127

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Mid-Cap Stock	$9,159	$14,061
Class K	4,447	10,590
Total	$13,606	$24,651
From net realized gain
Mid-Cap Stock	$428,155	$555,465
Class K	176,965	299,047
Total	$605,120	$854,512

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Mid-Cap Stock
Shares sold	5,486	17,879	$202,324	$696,252
Reinvestment of distributions	11,146	14,253	417,511	546,835
Shares redeemed	(12,555)	(33,853)	(463,048)	(1,316,568)
Net increase (decrease)	4,077	(1,721)	$156,787	$(73,481)
Class K
Shares sold	5,444	21,440	$199,838	$843,958
Reinvestment of distributions	4,842	8,076	181,412	309,636
Shares redeemed	(12,204)(a)	(37,691)	(467,920)(a)	(1,479,067)
Net increase (decrease)	(1,918)	(8,175)	$(86,670)	$(325,473)

 (a)  Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Mid-Cap Stock	.70%
Actual		$1,000.00	$964.50	$3.46
Hypothetical-C		$1,000.00	$1,021.62	$3.56
Class K	.59%
Actual		$1,000.00	$965.30	$2.91
Hypothetical-C		$1,000.00	$1,022.17	$3.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Mid-Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Small Cap Discovery Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Tech Data Corp.	3.3	2.9
CACI International, Inc. Class A	3.2	2.7
Ingram Micro, Inc. Class A	3.2	2.8
j2 Global, Inc.	3.0	3.0
TCF Financial Corp.	3.0	2.8
Brunswick Corp.	2.9	2.5
EnerSys	2.8	3.0
Chemed Corp.	2.8	2.0
Waddell & Reed Financial, Inc. Class A	2.8	2.6
Post Holdings, Inc.	2.7	2.0
	29.7

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.0	23.3
Information Technology	22.0	20.5
Health Care	15.8	14.3
Consumer Discretionary	12.6	14.4
Industrials	12.4	13.5

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 3.3%

As of April 30, 2015*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments 3.8%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Household Durables - 1.2%
Meritage Homes Corp. (a)	1,900,080	$66,996,821
Leisure Products - 2.9%
Brunswick Corp.	3,000,000	161,430,000
Multiline Retail - 0.8%
Big Lots, Inc.	1,000,000	46,100,000
Specialty Retail - 6.9%
Aarons, Inc. Class A (b)	4,800,566	118,429,963
Genesco, Inc. (a)(b)	1,697,300	106,335,845
Murphy U.S.A., Inc. (a)	1,000,000	61,370,000
Rent-A-Center, Inc. (b)	5,300,000	97,467,000
		383,602,808
Textiles, Apparel & Luxury Goods - 0.8%
Vera Bradley, Inc. (a)(b)(c)	3,550,000	44,410,500

TOTAL CONSUMER DISCRETIONARY		702,540,129

CONSUMER STAPLES - 2.7%
Food Products - 2.7%
Post Holdings, Inc. (a)	2,400,000	154,248,000
ENERGY - 2.3%
Energy Equipment & Services - 2.3%
Superior Energy Services, Inc.	4,900,000	69,384,000
Tidewater, Inc. (b)(c)	4,675,000	57,736,250
		127,120,250
FINANCIALS - 24.0%
Banks - 10.5%
Associated Banc-Corp.	5,315,300	102,797,902
Cathay General Bancorp (c)	2,450,000	76,685,000
First Citizen Bancshares, Inc.	390,951	100,138,189
First Citizen Bancshares, Inc. Class A (a)	200,000	51,228,000
National Penn Bancshares, Inc.	2,266,500	27,288,660
PacWest Bancorp	1,350,000	60,804,000
TCF Financial Corp. (b)	10,900,000	167,751,000
		586,692,751
Capital Markets - 5.5%
Federated Investors, Inc. Class B (non-vtg.) (c)	5,000,000	153,650,000
Waddell & Reed Financial, Inc. Class A (b)	4,186,986	154,667,263
		308,317,263
Consumer Finance - 0.7%
Enova International, Inc. (a)	1,500,000	19,500,000
EZCORP, Inc. (non-vtg.) Class A (a)	2,508,144	16,704,239
		36,204,239
Insurance - 1.0%
Amerisafe, Inc. (b)	1,000,000	54,730,000
Real Estate Investment Trusts - 3.0%
Franklin Street Properties Corp.	2,700,000	28,134,000
Rouse Properties, Inc. (b)(c)	3,400,000	59,806,000
The GEO Group, Inc.	2,500,000	80,675,000
		168,615,000
Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	4,000,000	63,840,000
Washington Federal, Inc. (b)	4,845,055	120,835,672
		184,675,672

TOTAL FINANCIALS		1,339,234,925

HEALTH CARE - 15.8%
Health Care Equipment & Supplies - 4.2%
Hill-Rom Holdings, Inc.	1,800,000	94,842,000
Integra LifeSciences Holdings Corp. (a)(b)	2,300,000	137,011,000
		231,853,000
Health Care Providers & Services - 10.6%
AmSurg Corp. (a)	2,000,000	140,180,000
Chemed Corp. (b)(c)	1,000,000	157,290,000
Owens & Minor, Inc. (b)	3,200,000	114,720,000
Team Health Holdings, Inc. (a)	1,200,000	71,604,000
VCA, Inc. (a)	2,000,000	109,540,000
		593,334,000
Pharmaceuticals - 1.0%
Theravance, Inc. (b)(c)	6,506,170	57,124,173

TOTAL HEALTH CARE		882,311,173

INDUSTRIALS - 12.4%
Commercial Services & Supplies - 2.5%
Essendant, Inc.	1,524,200	52,691,594
HNI Corp.	2,050,226	88,036,704
		140,728,298
Electrical Equipment - 3.5%
EnerSys (b)	2,600,000	158,574,000
Powell Industries, Inc. (b)	1,200,000	39,984,000
		198,558,000
Machinery - 0.9%
Columbus McKinnon Corp. (NY Shares) (b)	1,870,000	34,950,300
Hillenbrand, Inc.	582,424	17,280,520
		52,230,820
Professional Services - 2.4%
FTI Consulting, Inc. (a)(b)	3,900,000	132,639,000
Trading Companies & Distributors - 3.1%
Diploma PLC	3,000,000	29,668,092
WESCO International, Inc. (a)(b)(c)	2,897,470	141,773,207
		171,441,299

TOTAL INDUSTRIALS		695,597,417

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 0.8%
Polycom, Inc. (a)	3,250,000	44,785,000
Electronic Equipment & Components - 8.1%
Ingram Micro, Inc. Class A	6,000,000	178,680,000
SYNNEX Corp.	1,012,681	89,561,508
Tech Data Corp. (a)(b)	2,500,000	181,974,999
		450,216,507
Internet Software & Services - 5.5%
Blucora, Inc. (a)(b)	2,053,387	20,123,193
Cimpress NV (a)	1,465,000	115,588,500
j2 Global, Inc. (c)	2,200,000	170,610,000
		306,321,693
IT Services - 5.4%
Booz Allen Hamilton Holding Corp. Class A	4,082,124	120,259,373
CACI International, Inc. Class A (a)(b)	1,850,000	179,524,000
		299,783,373
Software - 2.2%
SS&C Technologies Holdings, Inc.	1,700,000	126,055,000

TOTAL INFORMATION TECHNOLOGY		1,227,161,573

MATERIALS - 3.7%
Containers & Packaging - 1.8%
Silgan Holdings, Inc.	2,000,000	101,740,000
Metals & Mining - 1.9%
Carpenter Technology Corp.	1,800,000	59,958,000
Haynes International, Inc. (b)	1,100,000	43,395,000
		103,353,000

TOTAL MATERIALS		205,093,000

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Intelsat SA (a)(b)(c)	5,800,000	38,396,000
UTILITIES - 2.4%
Electric Utilities - 2.4%
UIL Holdings Corp.	2,600,000	132,574,000
TOTAL COMMON STOCKS
(Cost $4,293,484,179)		5,504,276,467

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.18% (d)	83,139,079	83,139,079
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	149,670,250	149,670,250
TOTAL MONEY MARKET FUNDS
(Cost $232,809,329)		232,809,329
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $4,526,293,508)		5,737,085,796
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(155,179,357)
NET ASSETS - 100%		$5,581,906,439

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,548
Fidelity Securities Lending Cash Central Fund	3,243,817
Total	$3,297,365

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$190,220,988	$12,310,040	$48,009,272	$230,000	$118,429,963
Amerisafe, Inc.	52,420,400	--	8,576,418	348,000	54,730,000
Blucora, Inc.	28,069,800	--	--	--	20,123,193
CACI International, Inc. Class A	163,244,000	--	--	--	179,524,000
Chemed Corp.	121,012,500	--	6,785,147	471,000	157,290,000
Columbus McKinnon Corp. (NY Shares)	47,423,200	--	--	149,600	34,950,300
EnerSys	183,330,000	--	6,492,937	927,500	158,574,000
FTI Consulting, Inc.	164,440,000	--	4,269,197	--	132,639,000
Genesco, Inc.	114,903,000	--	178,516	--	106,335,845
GrafTech International Ltd.	55,646,211	--	57,646,020	--	--
Haynes International, Inc.	48,917,000	--	--	484,000	43,395,000
Integra LifeSciences Holdings Corp.	135,194,000	--	--	--	137,011,000
Intelsat SA	73,022,000	--	--	--	38,396,000
j2 Global, Inc.	180,362,000	--	28,300,292	1,579,500	--
Owens & Minor, Inc.	107,904,000	--	--	1,616,000	114,720,000
Powell Industries, Inc.	39,828,000	--	--	624,000	39,984,000
QuinStreet, Inc.	21,720,000	--	20,293,304	--	--
Rent-A-Center, Inc.	133,200,000	15,072,042	--	2,160,000	97,467,000
Rouse Properties, Inc.	59,398,000	--	--	497,250	59,806,000
RTI International Metals, Inc.	79,065,000	--	15,333,147	--	--
TCF Financial Corp.	172,260,000	--	1,532,797	1,100,000	167,751,000
Tech Data Corp.	177,565,500	--	43,062,715	--	181,974,999
Theravance, Inc.	81,729,099	22,770,114	--	--	57,124,173
Tidewater, Inc.	83,070,000	41,405,618	--	2,293,750	57,736,250
UIL Holdings Corp.	144,652,000	--	15,085,596	2,246,400	--
Vera Bradley, Inc.	26,607,326	22,567,899	--	--	44,410,500
Waddell & Reed Financial, Inc. Class A	157,824,000	35,065,329	--	2,838,000	154,667,263
Washington Federal, Inc.	109,116,720	--	4,663,233	1,292,285	120,835,672
WESCO International, Inc.	115,424,000	77,398,675	--	--	141,773,207
Total	$3,067,568,744	$226,589,717	$260,228,591	$18,857,285	$2,419,648,365

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $144,932,509) — See accompanying schedule: Unaffiliated issuers (cost $2,012,681,711)	$3,084,628,102
Fidelity Central Funds (cost $232,809,329)	232,809,329
Other affiliated issuers (cost $2,280,802,468)	2,419,648,365
Total Investments (cost $4,526,293,508)		$5,737,085,796
Receivable for fund shares sold		13,274,054
Dividends receivable		2,940,316
Distributions receivable from Fidelity Central Funds		201,379
Prepaid expenses		15,756
Other receivables		50,122
Total assets		5,753,567,423
Liabilities
Payable for investments purchased	$13,208,500
Payable for fund shares redeemed	3,880,316
Accrued management fee	3,948,416
Other affiliated payables	913,644
Other payables and accrued expenses	39,858
Collateral on securities loaned, at value	149,670,250
Total liabilities		171,660,984
Net Assets		$5,581,906,439
Net Assets consist of:
Paid in capital		$4,271,245,846
Undistributed net investment income		9,988,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		89,879,448
Net unrealized appreciation (depreciation) on investments		1,210,792,288
Net Assets, for 197,824,574 shares outstanding		$5,581,906,439
Net Asset Value, offering price and redemption price per share ($5,581,906,439 ÷ 197,824,574 shares)		$28.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends (including $18,857,285 earned from other affiliated issuers)		$37,724,988
Income from Fidelity Central Funds (including $3,243,817 from security lending)		3,297,365
Total income		41,022,353
Expenses
Management fee
Basic fee	$20,361,894
Performance adjustment	4,983,389
Transfer agent fees	5,110,518
Accounting and security lending fees	581,547
Custodian fees and expenses	35,157
Independent trustees' compensation	13,457
Registration fees	35,128
Audit	30,420
Legal	7,541
Miscellaneous	22,928
Total expenses before reductions	31,181,979
Expense reductions	(240,731)	30,941,248
Net investment income (loss)		10,081,105
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	116,030,873
Other affiliated issuers	(22,347,220)
Foreign currency transactions	10,236
Total net realized gain (loss)		93,693,889
Change in net unrealized appreciation (depreciation) on: Investment securities	(307,644,586)
Assets and liabilities in foreign currencies	186
Total change in net unrealized appreciation (depreciation)		(307,644,400)
Net gain (loss)		(213,950,511)
Net increase (decrease) in net assets resulting from operations		$(203,869,406)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,081,105	$22,360,445
Net realized gain (loss)	93,693,889	666,771,014
Change in net unrealized appreciation (depreciation)	(307,644,400)	(77,566,555)
Net increase (decrease) in net assets resulting from operations	(203,869,406)	611,564,904
Distributions to shareholders from net investment income	(8,633,417)	(16,526,639)
Distributions to shareholders from net realized gain	(268,616,804)	(633,053,711)
Total distributions	(277,250,221)	(649,580,350)
Share transactions
Proceeds from sales of shares	290,280,148	714,337,634
Reinvestment of distributions	257,801,998	606,823,541
Cost of shares redeemed	(537,223,842)	(1,689,340,219)
Net increase (decrease) in net assets resulting from share transactions	10,858,304	(368,179,044)
Redemption fees	88,677	373,398
Total increase (decrease) in net assets	(470,172,646)	(405,821,092)
Net Assets
Beginning of period	6,052,079,085	6,457,900,177
End of period (including undistributed net investment income of $9,988,857 and undistributed net investment income of $8,541,169, respectively)	$5,581,906,439	$6,052,079,085
Other Information
Shares
Sold	10,001,233	23,680,594
Issued in reinvestment of distributions	8,694,840	20,219,431
Redeemed	(18,501,156)	(56,145,311)
Net increase (decrease)	194,917	(12,245,286)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Discovery Fund

	Six months ended October 31, 2015	Years ended April 30,
October 31,	(Unaudited)	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$30.62	$30.77	$27.46	$22.37	$22.78	$18.43
Income from Investment Operations
Net investment income (loss)A	.05	.11	.05	.25	(.02)	–B,C
Net realized and unrealized gain (loss)	(1.04)	3.00	5.10	5.55	.11	4.43
Total from investment operations	(.99)	3.11	5.15	5.80	.09	4.43
Distributions from net investment income	(.04)	(.08)	(.03)	(.22)	–	–D
Distributions from net realized gain	(1.37)	(3.18)	(1.81)	(.49)	(.51)	(.10)D
Total distributions	(1.41)	(3.26)	(1.84)	(.72)E	(.51)	(.10)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.01	.02
Net asset value, end of period	$28.22	$30.62	$30.77	$27.46	$22.37	$22.78
Total ReturnF,G	(3.45)%	10.62%	19.26%	26.69%	.72%	24.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.07%J	1.06%	1.01%	1.06%	1.07%	1.08%
Expenses net of fee waivers, if any	1.06%J	1.06%	1.01%	1.06%	1.07%	1.05%
Expenses net of all reductions	1.06%J	1.05%	1.01%	1.05%	1.07%	1.04%
Net investment income (loss)	.35%J	.36%	.15%	1.02%	(.12)%	(.01)%B
Supplemental Data
Net assets, end of period (000 omitted)	$5,581,906	$6,052,079	$6,457,900	$5,651,563	$2,780,931	$2,103,237
Portfolio turnover rateK	11%J	13%	17%	26%	20%	11%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.34) %.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.72 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.493 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective after the close of business on January 31, 2013, the Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,716,434,767
Gross unrealized depreciation	(507,411,969)
Net unrealized appreciation (depreciation) on securities	$1,209,022,798
Tax cost	$4,528,062,998

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $325,225,516 and $636,439,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,958 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,832 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $95,294 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73,551 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $55.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $167,125.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	1.06%	$1,000.00	$965.50	$5.24
Hypothetical-C		$1,000.00	$1,019.81	$5.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Event Driven Opportunities Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Journal Media Group, Inc.	15.9	6.5
Universal Corp.	9.8	8.1
Barnes & Noble Education, Inc.	1.1	0.0
Office Depot, Inc.	1.0	0.9
Triumph Group, Inc.	1.0	0.9
PayPal Holdings, Inc.	1.0	0.0
LPL Financial	1.0	0.0
Gannett Co., Inc.	1.0	0.0
Baxalta, Inc.	1.0	0.0
Allscripts Healthcare Solutions, Inc.	1.0	1.0
	33.8

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	29.7	24.5
Information Technology	15.7	20.7
Industrials	14.8	17.8
Consumer Staples	14.2	9.1
Financials	11.4	11.4

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Stocks and Equity Futures	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 7.2%

As of April 30, 2015*
Stocks and Equity Futures	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 11.0%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 29.7%
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	28,100	$1,739,109
Household Durables - 0.8%
TopBuild Corp. (a)	60,100	1,690,613
Internet & Catalog Retail - 0.9%
Liberty TripAdvisor Holdings, Inc. (a)	57,500	1,793,425
Leisure Products - 0.9%
Vista Outdoor, Inc. (a)	42,100	1,882,712
Media - 21.9%
Cable One, Inc.	4,100	1,777,104
Gannett Co., Inc.	126,700	2,004,394
Journal Media Group, Inc. (b)	2,627,664	32,162,609
New Media Investment Group, Inc.	83,484	1,344,092
The Madison Square Garden Co. (a)	10,600	1,892,100
Time, Inc.	89,500	1,662,910
Tribune Publishing Co. (c)	150,400	1,419,776
Twenty-First Century Fox, Inc. Class B	62,200	1,920,736
		44,183,721
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A (c)	80,420	1,704,100
Barnes & Noble Education, Inc. (a)	144,500	2,131,375
Murphy U.S.A., Inc. (a)	16,476	1,011,132
Office Depot, Inc. (a)	268,697	2,047,471
Signet Jewelers Ltd.	12,200	1,841,468
		8,735,546

TOTAL CONSUMER DISCRETIONARY		60,025,126

CONSUMER STAPLES - 14.2%
Food & Staples Retailing - 0.9%
Sysco Corp.	45,400	1,872,750
Food Products - 2.6%
Boulder Brands, Inc. (a)(c)	197,200	1,747,192
ConAgra Foods, Inc.	40,400	1,638,220
Mondelez International, Inc.	39,900	1,841,784
		5,227,196
Household Products - 0.9%
Energizer Holdings, Inc.	41,500	1,777,445
Tobacco - 9.8%
Universal Corp. (c)	365,927	19,763,717

TOTAL CONSUMER STAPLES		28,641,108

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Paragon Offshore PLC (c)	238,400	57,216
Oil, Gas & Consumable Fuels - 0.9%
Columbia Pipeline Group, Inc.	90,100	1,871,377

TOTAL ENERGY		1,928,593

FINANCIALS - 11.4%
Banks - 0.9%
Investors Bancorp, Inc.	144,300	1,805,193
Capital Markets - 4.5%
Apollo Investment Corp. (c)	316,201	1,688,513
Ashford, Inc. (a)	26,500	1,702,625
Greenhill & Co., Inc.	72,000	1,859,040
LPL Financial (c)	47,100	2,006,460
NorthStar Asset Management Group, Inc.	121,900	1,783,397
		9,040,035
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)(c)	46,559	1,894,951
Navient Corp.	150,100	1,979,819
		3,874,770
Diversified Financial Services - 1.0%
MSCI, Inc. Class A	28,609	1,916,803
Insurance - 0.9%
FNF Group	50,196	1,770,915
Real Estate Investment Trusts - 0.4%
WP Glimcher, Inc.	71,200	827,344
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	103,400	1,650,264
Fannie Mae (a)(c)	419,810	944,573
Freddie Mac (a)(c)	496,239	1,096,688
		3,691,525

TOTAL FINANCIALS		22,926,585

HEALTH CARE - 7.2%
Biotechnology - 1.0%
Baxalta, Inc.	57,800	1,991,788
Health Care Equipment & Supplies - 2.6%
Halyard Health, Inc. (a)	65,100	1,932,168
Masimo Corp. (a)	45,300	1,797,504
Seaspine Holdings Corp. (a)	98,850	1,490,658
		5,220,330
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc. (a)	141,400	1,988,084
MedAssets, Inc. (a)	82,900	1,963,072
		3,951,156
Pharmaceuticals - 1.7%
Valeant Pharmaceuticals International, Inc. (United States) (a)	17,300	1,622,221
Zoetis, Inc. Class A	41,968	1,805,044
		3,427,265

TOTAL HEALTH CARE		14,590,539

INDUSTRIALS - 14.8%
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	65,600	1,856,480
KLX, Inc. (a)	47,200	1,845,992
Triumph Group, Inc.	43,700	2,035,546
Vectrus, Inc. (a)	66,200	1,646,394
		7,384,412
Building Products - 1.8%
Allegion PLC	28,754	1,873,898
Armstrong World Industries, Inc. (a)	35,800	1,776,396
		3,650,294
Commercial Services & Supplies - 3.8%
Civeo Corp. (c)	176,619	328,511
Matthews International Corp. Class A	33,500	1,933,955
Progressive Waste Solution Ltd. (Canada)	73,684	1,771,662
Recall Holdings Ltd.	313,795	1,701,214
The Brink's Co.	59,800	1,852,604
		7,587,946
Electrical Equipment - 0.8%
Babcock & Wilcox Enterprises, Inc. (a)	100,200	1,701,396
Machinery - 2.7%
Allison Transmission Holdings, Inc.	63,249	1,815,246
Pentair PLC	30,500	1,705,560
Valmet Corp.	181,300	1,911,925
		5,432,731
Professional Services - 0.9%
Insperity, Inc.	40,200	1,867,692
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	91,300	1,780,350
Trading Companies & Distributors - 0.2%
Now, Inc. (a)(c)	28,200	465,582

TOTAL INDUSTRIALS		29,870,403

INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.5%
ADTRAN, Inc.	125,200	1,944,356
Viavi Solutions, Inc. (a)	173,100	1,029,945
		2,974,301
Electronic Equipment & Components - 3.5%
Itron, Inc. (a)	53,000	1,946,690
Keysight Technologies, Inc. (a)	52,900	1,749,932
Kimball Electronics, Inc. (a)	150,500	1,714,195
RealD, Inc. (a)	170,300	1,731,951
		7,142,768
Internet Software & Services - 1.7%
Rackspace Hosting, Inc. (a)	70,900	1,832,765
Rightside Group Ltd. (a)(c)	195,389	1,572,881
		3,405,646
IT Services - 3.8%
Blackhawk Network Holdings, Inc. (a)	43,700	1,860,746
Computer Sciences Corp.	26,400	1,757,976
PayPal Holdings, Inc. (a)	56,000	2,016,560
PRG-Schultz International, Inc. (a)	38,636	144,885
Science Applications International Corp.	42,849	1,965,055
		7,745,222
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	850,445	1,802,943
MagnaChip Semiconductor Corp. (a)(c)	320,300	1,694,387
Microchip Technology, Inc.	4	193
Semtech Corp. (a)	105,400	1,844,500
		5,342,023
Software - 1.8%
CDK Global, Inc.	35,400	1,762,566
Xura, Inc. (a)	70,573	1,826,429
		3,588,995
Technology Hardware, Storage & Peripherals - 0.8%
Intevac, Inc. (a)	22,035	107,972
Quantum Corp. (a)	1,720,578	1,445,286
		1,553,258

TOTAL INFORMATION TECHNOLOGY		31,752,213

MATERIALS - 2.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	6,712	932,834
Containers & Packaging - 1.7%
Orora Ltd.	1,025,489	1,695,599
Owens-Illinois, Inc. (a)	83,100	1,790,805
		3,486,404

TOTAL MATERIALS		4,419,238

TOTAL COMMON STOCKS
(Cost $188,061,143)		194,153,805

Money Market Funds - 18.4%
Fidelity Cash Central Fund, 0.18% (d)	6,925,312	6,925,312
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	30,116,378	30,116,378
TOTAL MONEY MARKET FUNDS
(Cost $37,041,690)		37,041,690
TOTAL INVESTMENT PORTFOLIO - 114.6%
(Cost $225,102,833)		231,195,495
NET OTHER ASSETS (LIABILITIES) - (14.6)%		(29,416,531)
NET ASSETS - 100%		$201,778,964

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
52 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	5,391,620	$148,594
12 ICE Russell 2000 Index Contracts (United States)	Dec. 2015	1,389,960	12,383
TOTAL EQUITY INDEX CONTRACTS			$160,977

The face value of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,027
Fidelity Securities Lending Cash Central Fund	95,327
Total	$100,354

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Journal Media Group, Inc.	$12,536,279	$10,662,287	$--	$240,013	$32,162,609
Total	$12,536,279	$10,662,287	$--	$240,013	$32,162,609

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$60,025,126	$60,025,126	$--	$--
Consumer Staples	28,641,108	28,641,108	--	--
Energy	1,928,593	1,928,593	--	--
Financials	22,926,585	22,926,585	--	--
Health Care	14,590,539	14,590,539	--	--
Industrials	29,870,403	28,169,189	1,701,214	--
Information Technology	31,752,213	31,752,213	--	--
Materials	4,419,238	2,723,639	1,695,599	--
Money Market Funds	37,041,690	37,041,690	--	--
Total Investments in Securities:	$231,195,495	$227,798,682	$3,396,813	$--
Derivative Instruments:
Assets
Futures Contracts	$160,977	$160,977	$--	$--
Total Assets	$160,977	$160,977	$--	$--
Total Derivative Instruments:	$160,977	$160,977	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,344,601
Level 2 to Level 1	$1,672,347

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$160,977	$--
Total Value of Derivatives	$160,977	$--

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,690,811) — See accompanying schedule: Unaffiliated issuers (cost $164,890,807)	$161,991,196
Fidelity Central Funds (cost $37,041,690)	37,041,690
Other affiliated issuers (cost $23,170,336)	32,162,609
Total Investments (cost $225,102,833)		$231,195,495
Segregated cash with brokers for derivative instruments		304,000
Receivable for investments sold		541,876
Receivable for fund shares sold		523,203
Dividends receivable		255,258
Distributions receivable from Fidelity Central Funds		20,690
Prepaid expenses		560
Other receivables		1,723
Total assets		232,842,805
Liabilities
Payable for investments purchased	$622,176
Payable for fund shares redeemed	110,678
Accrued management fee	134,251
Payable for daily variation margin for derivative instruments	27,300
Other affiliated payables	31,545
Other payables and accrued expenses	21,513
Collateral on securities loaned, at value	30,116,378
Total liabilities		31,063,841
Net Assets		$201,778,964
Net Assets consist of:
Paid in capital		$199,922,650
Undistributed net investment income		722,077
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,119,297)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,253,534
Net Assets, for 18,031,931 shares outstanding		$201,778,964
Net Asset Value, offering price and redemption price per share ($201,778,964 ÷ 18,031,931 shares)		$11.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends (including $240,013 earned from other affiliated issuers)		$1,693,504
Interest		37
Income from Fidelity Central Funds (including $95,327 from security lending)		100,354
Total income		1,793,895
Expenses
Management fee
Basic fee	$870,492
Performance adjustment	(37,645)
Transfer agent fees	163,031
Accounting and security lending fees	42,479
Custodian fees and expenses	6,806
Independent trustees' compensation	459
Registration fees	12,350
Audit	19,275
Legal	251
Miscellaneous	820
Total expenses before reductions	1,078,318
Expense reductions	(19,483)	1,058,835
Net investment income (loss)		735,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,104,662)
Foreign currency transactions	(3,912)
Futures contracts	(138,376)
Total net realized gain (loss)		(3,246,950)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,057,493)
Assets and liabilities in foreign currencies	(46)
Futures contracts	272,576
Total change in net unrealized appreciation (depreciation)		(784,963)
Net gain (loss)		(4,031,913)
Net increase (decrease) in net assets resulting from operations		$(3,296,853)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$735,060	$889,388
Net realized gain (loss)	(3,246,950)	(32,137)
Change in net unrealized appreciation (depreciation)	(784,963)	6,850,452
Net increase (decrease) in net assets resulting from operations	(3,296,853)	7,707,703
Distributions to shareholders from net investment income	(231,535)	(707,278)
Distributions to shareholders from net realized gain	(945,437)	(1,050,387)
Total distributions	(1,176,972)	(1,757,665)
Share transactions
Proceeds from sales of shares	49,444,823	204,852,708
Reinvestment of distributions	1,072,705	1,664,683
Cost of shares redeemed	(37,653,917)	(79,649,929)
Net increase (decrease) in net assets resulting from share transactions	12,863,611	126,867,462
Total increase (decrease) in net assets	8,389,786	132,817,500
Net Assets
Beginning of period	193,389,178	60,571,678
End of period (including undistributed net investment income of $722,077 and undistributed net investment income of $218,552, respectively)	$201,778,964	$193,389,178
Other Information Shares
Sold	4,397,092	18,552,162
Issued in reinvestment of distributions	93,850	153,776
Redeemed	(3,479,889)	(7,414,968)
Net increase (decrease)	1,011,053	11,290,970

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Event Driven Opportunities Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.06	.03C
Net realized and unrealized gain (loss)	(.15)	.95D	.55E
Total from investment operations	(.11)	1.01	.58
Distributions from net investment income	(.01)	(.06)	(.01)
Distributions from net realized gain	(.05)	(.16)	–
Total distributions	(.06)	(.22)	(.01)
Net asset value, end of period	$11.19	$11.36	$10.57
Total ReturnF,G	(.97)%	9.64%D	5.77%E
Ratios to Average Net AssetsH,I
Expenses before reductions	1.05%J	1.13%	1.52%J
Expenses net of fee waivers, if any	1.05%J	1.13%	1.30%J
Expenses net of all reductions	1.03%J	1.12%	1.30%J
Net investment income (loss)	.72%J	.58%	.82%C,J
Supplemental Data
Net assets, end of period (000 omitted)	$201,779	$193,389	$60,572
Portfolio turnover rateK	102%J	119%	56%L

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 9.57%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.67%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$25,671,829
Gross unrealized depreciation	(21,248,311)
Net unrealized appreciation (depreciation) on securities	$4,423,518
Tax cost	$226,771,977

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(138,376) and a change in net unrealized appreciation (depreciation) of $272,576 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $117,045,584 and $99,149,037, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,053 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $132 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $1,074 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,823 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,640.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	1.05%	$1,000.00	$990.30	$5.25
Hypothetical-C		$1,000.00	$1,019.86	$5.33

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Event Driven Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Event Driven Opportunities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Event Driven Opportunities Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board considered that the fund is a specialized product and that there are not enough competitor funds with event driven strategies similar to the fund's to create a meaningful stand-alone peer group. When compared to a subset of the 14 funds with event driven strategies identified by Lipper, the fund ranks second lowest. The Board concluded that the fund's management fee rate is appropriate compared to competitor funds that pursue event driven strategies.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios.

The Board further considered that FMR contractually agreed to reimburse the fund to the extent total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 1.30% through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although the fund was above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Event Driven Opportunities Fund Class I (formerly Institutional Class) Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Journal Media Group, Inc.	17.0	6.8
Universal Corp.	10.2	9.2
Barnes & Noble Education, Inc.	1.1	0.0
Office Depot, Inc.	1.0	0.9
Triumph Group, Inc.	1.0	1.0
Baxalta, Inc.	1.0	0.0
PayPal Holdings, Inc.	1.0	0.0
Gannett Co., Inc.	1.0	0.0
Allscripts Healthcare Solutions, Inc.	1.0	1.1
LPL Financial	1.0	0.0
	35.3

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.2	25.5
Information Technology	16.3	21.3
Industrials	15.3	18.3
Consumer Staples	14.7	10.1
Financials	11.7	11.9

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Stocks	99.8%
Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.6%

As of April 30, 2015*
Stocks	97.1%
Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 10.9%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 31.2%
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	1,030	$63,747
Household Durables - 0.9%
TopBuild Corp. (a)	2,142	60,254
Internet & Catalog Retail - 0.9%
Liberty TripAdvisor Holdings, Inc. (a)	2,131	66,466
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	1,550	69,316
Media - 23.0%
Cable One, Inc.	146	63,282
Gannett Co., Inc.	4,606	72,867
Journal Media Group, Inc.	98,352	1,203,825
New Media Investment Group, Inc.	2,465	39,687
The Madison Square Garden Co. (a)	391	69,794
Time, Inc.	3,231	60,032
Tribune Publishing Co.	5,366	50,655
Twenty-First Century Fox, Inc. Class B	2,187	67,535
		1,627,677
Specialty Retail - 4.5%
Abercrombie & Fitch Co. Class A	2,885	61,133
Barnes & Noble Education, Inc. (a)	5,251	77,452
Murphy U.S.A., Inc. (a)	633	38,847
Office Depot, Inc. (a)	9,812	74,767
Signet Jewelers Ltd.	457	68,980
		321,179

TOTAL CONSUMER DISCRETIONARY		2,208,639

CONSUMER STAPLES - 14.7%
Food & Staples Retailing - 1.0%
Sysco Corp.	1,652	68,145
Food Products - 2.6%
Boulder Brands, Inc. (a)	7,052	62,481
ConAgra Foods, Inc.	1,410	57,176
Mondelez International, Inc.	1,458	67,301
		186,958
Household Products - 0.9%
Energizer Holdings, Inc.	1,468	62,874
Tobacco - 10.2%
Universal Corp.	13,413	724,436

TOTAL CONSUMER STAPLES		1,042,413

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Paragon Offshore PLC	11,500	2,760
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipeline Group, Inc.	3,285	68,229

TOTAL ENERGY		70,989

FINANCIALS - 11.7%
Banks - 1.0%
Investors Bancorp, Inc.	5,356	67,004
Capital Markets - 4.6%
Apollo Investment Corp.	11,545	61,650
Ashford, Inc. (a)	940	60,395
Greenhill & Co., Inc.	2,620	67,648
LPL Financial	1,682	71,653
NorthStar Asset Management Group, Inc.	4,436	64,899
		326,245
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)	1,684	68,539
Navient Corp.	5,416	71,437
		139,976
Diversified Financial Services - 1.0%
MSCI, Inc. Class A	1,018	68,206
Insurance - 0.9%
FNF Group	1,795	63,328
Real Estate Investment Trusts - 0.4%
WP Glimcher, Inc.	2,590	30,096
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	3,700	59,052
Fannie Mae (a)	15,735	35,404
Freddie Mac (a)	16,201	35,804
		130,260

TOTAL FINANCIALS		825,115

HEALTH CARE - 7.3%
Biotechnology - 1.0%
Baxalta, Inc.	2,130	73,400
Health Care Equipment & Supplies - 2.5%
Halyard Health, Inc. (a)	2,354	69,867
Masimo Corp. (a)	1,614	64,044
Seaspine Holdings Corp. (a)	2,700	40,716
		174,627
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	5,180	72,831
MedAssets, Inc. (a)	2,916	69,051
		141,882
Pharmaceuticals - 1.8%
Valeant Pharmaceuticals International, Inc. (United States) (a)	627	58,794
Zoetis, Inc. Class A	1,535	66,020
		124,814

TOTAL HEALTH CARE		514,723

INDUSTRIALS - 15.3%
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	2,376	67,241
KLX, Inc. (a)	1,740	68,051
Triumph Group, Inc.	1,594	74,249
Vectrus, Inc. (a)	2,250	55,958
		265,499
Building Products - 1.9%
Allegion PLC	1,032	67,255
Armstrong World Industries, Inc. (a)	1,309	64,953
		132,208
Commercial Services & Supplies - 3.9%
Civeo Corp.	9,216	17,142
Matthews International Corp. Class A	1,171	67,602
Progressive Waste Solution Ltd. (Canada)	2,666	64,101
Recall Holdings Ltd.	11,138	60,384
The Brink's Co.	2,103	65,151
		274,380
Electrical Equipment - 0.9%
Babcock & Wilcox Enterprises, Inc. (a)	3,643	61,858
Machinery - 2.8%
Allison Transmission Holdings, Inc.	2,277	65,350
Pentair PLC	1,095	61,232
Valmet Corp.	6,600	69,601
		196,183
Professional Services - 0.9%
Insperity, Inc.	1,439	66,856
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	3,294	64,233
Trading Companies & Distributors - 0.3%
Now, Inc. (a)	1,370	22,619

TOTAL INDUSTRIALS		1,083,836

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.5%
ADTRAN, Inc.	4,576	71,065
Viavi Solutions, Inc. (a)	6,199	36,884
		107,949
Electronic Equipment & Components - 3.6%
Itron, Inc. (a)	1,874	68,832
Keysight Technologies, Inc. (a)	1,889	62,488
Kimball Electronics, Inc. (a)	5,484	62,463
RealD, Inc. (a)	6,140	62,444
		256,227
Internet Software & Services - 1.7%
Rackspace Hosting, Inc. (a)	2,530	65,401
Rightside Group Ltd. (a)	6,702	53,951
		119,352
IT Services - 4.0%
Blackhawk Network Holdings, Inc. (a)	1,578	67,191
Computer Sciences Corp.	970	64,592
PayPal Holdings, Inc. (a)	2,034	73,244
PRG-Schultz International, Inc. (a)	1,449	5,434
Science Applications International Corp.	1,525	69,937
		280,398
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	30,834	65,368
MagnaChip Semiconductor Corp. (a)	11,611	61,422
Semtech Corp. (a)	3,764	65,870
		192,660
Software - 1.9%
CDK Global, Inc.	1,296	64,528
Xura, Inc. (a)	2,748	71,118
		135,646
Technology Hardware, Storage & Peripherals - 0.9%
Intevac, Inc. (a)	1,300	6,370
Quantum Corp. (a)	62,074	52,142
		58,512

TOTAL INFORMATION TECHNOLOGY		1,150,744

MATERIALS - 2.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	266	36,969
Containers & Packaging - 1.8%
Orora Ltd.	37,976	62,792
Owens-Illinois, Inc. (a)	2,911	62,732
		125,524

TOTAL MATERIALS		162,493

TOTAL COMMON STOCKS
(Cost $6,759,154)		7,058,952
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $6,759,154)		7,058,952
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,722
NET ASSETS - 100%		$7,071,674

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24
Total	$24

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,208,639	$2,208,639	$--	$--
Consumer Staples	1,042,413	1,042,413	--	--
Energy	70,989	70,989	--	--
Financials	825,115	825,115	--	--
Health Care	514,723	514,723	--	--
Industrials	1,083,836	1,023,452	60,384	--
Information Technology	1,150,744	1,150,744	--	--
Materials	162,493	99,701	62,792	--
Total Investments in Securities:	$7,058,952	$6,935,776	$123,176	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$159,735
Level 2 to Level 1	$78,808

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,759,154)		$7,058,952
Cash		18,486
Receivable for investments sold		35,382
Receivable for fund shares sold		549
Dividends receivable		9,637
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		21
Receivable from investment adviser for expense reductions		3,076
Other receivables		561
Total assets		7,126,670
Liabilities
Payable for investments purchased	$21,620
Payable for fund shares redeemed	1,924
Accrued management fee	4,757
Distribution and service plan fees payable	2,395
Other affiliated payables	1,451
Other payables and accrued expenses	22,849
Total liabilities		54,996
Net Assets		$7,071,674
Net Assets consist of:
Paid in capital		$6,825,130
Accumulated net investment loss		(12,313)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		299,799
Net Assets		$7,071,674
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,901,161 ÷ 263,072 shares)		$11.03
Maximum offering price per share (100/94.25 of $11.03)		$11.70
Class T:
Net Asset Value and redemption price per share ($1,257,741 ÷ 114,368 shares)		$11.00
Maximum offering price per share (100/96.50 of $11.00)		$11.40
Class C:
Net Asset Value and offering price per share ($1,446,157 ÷ 132,477 shares)(a)		$10.92
Class I:
Net Asset Value, offering price and redemption price per share ($1,466,615 ÷ 132,643 shares)		$11.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$64,696
Income from Fidelity Central Funds		24
Total income		64,720
Expenses
Management fee
Basic fee	$32,293
Performance adjustment	(2,592)
Transfer agent fees	7,778
Distribution and service plan fees	15,258
Accounting fees and expenses	1,480
Custodian fees and expenses	2,120
Independent trustees' compensation	18
Registration fees	17,875
Audit	21,788
Legal	11
Miscellaneous	241
Total expenses before reductions	96,270
Expense reductions	(32,511)	63,759
Net investment income (loss)		961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,548
Foreign currency transactions	(57)
Total net realized gain (loss)		84,491
Change in net unrealized appreciation (depreciation) on: Investment securities	(207,826)
Assets and liabilities in foreign currencies	127
Total change in net unrealized appreciation (depreciation)		(207,699)
Net gain (loss)		(123,208)
Net increase (decrease) in net assets resulting from operations		$(122,247)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$961	$(11,173)
Net realized gain (loss)	84,491	62,309
Change in net unrealized appreciation (depreciation)	(207,699)	434,100
Net increase (decrease) in net assets resulting from operations	(122,247)	485,236
Distributions to shareholders from net investment income	–	(8,784)
Distributions to shareholders from net realized gain	(69,719)	(156,929)
Total distributions	(69,719)	(165,713)
Share transactions - net increase (decrease)	(1,532,869)	483,003
Total increase (decrease) in net assets	(1,724,835)	802,526
Net Assets
Beginning of period	8,796,509	7,993,983
End of period (including accumulated net investment loss of $12,313 and accumulated net investment loss of $13,274, respectively)	$7,071,674	$8,796,509

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class A

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.58	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01	.02C
Net realized and unrealized gain (loss)	(.14)	.89D	.56E
Total from investment operations	(.13)	.90	.58
Distributions from net investment income	–	(.01)	–
Distributions from net realized gain	(.10)	(.20)	–
Total distributions	(.10)	(.22)F	–
Net asset value, end of period	$11.03	$11.26	$10.58
Total ReturnG,H,I	(1.18)%	8.55%D	5.80%E
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.39%L	2.82%	4.76%L
Expenses net of fee waivers, if any	1.55%L	1.55%	1.55%L
Expenses net of all reductions	1.52%L	1.53%	1.55%L
Net investment income (loss)	.18%L	.10%	.59%C,L
Supplemental Data
Net assets, end of period (000 omitted)	$2,901	$2,983	$1,389
Portfolio turnover rateM	80%L	150%	57%N

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 8.47%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.70%.

 F Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.201 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class T

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	(.02)	.01D
Net realized and unrealized gain (loss)	(.15)	.89E	.56F
Total from investment operations	(.15)	.87	.57
Distributions from net investment income	–	(.01)	–
Distributions from net realized gain	(.10)	(.18)	–
Total distributions	(.10)	(.19)	–
Net asset value, end of period	$11.00	$11.25	$10.57
Total ReturnG,H,I	(1.36)%	8.35%E	5.70%F
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.68%L	3.18%	4.95%L
Expenses net of fee waivers, if any	1.80%L	1.80%	1.80%L
Expenses net of all reductions	1.78%L	1.78%	1.80%L
Net investment income (loss)	(.07)%L	(.15)%	.34%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$1,258	$1,977	$1,631
Portfolio turnover rateM	80%L	150%	57%N

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.50) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 8.27%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.60%.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class C

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.07)	(.01)C
Net realized and unrealized gain (loss)	(.14)	.88D	.56E
Total from investment operations	(.17)	.81	.55
Distributions from net realized gain	(.10)	(.17)	–
Net asset value, end of period	$10.92	$11.19	$10.55
Total ReturnF,G,H	(1.55)%	7.75%D	5.50%E
Ratios to Average Net AssetsI,J
Expenses before reductions	3.10%K	3.63%	5.38%K
Expenses net of fee waivers, if any	2.30%K	2.30%	2.30%K
Expenses net of all reductions	2.28%K	2.29%	2.30%K
Net investment income (loss)	(.57)%K	(.65)%	(.16)%C,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,446	$1,846	$3,011
Portfolio turnover rateL	80%K	150%	57%M

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 7.67%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.40%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class I

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04	.03C
Net realized and unrealized gain (loss)	(.14)	.89D	.56E
Total from investment operations	(.12)	.93	.59
Distributions from net investment income	–	(.03)	–
Distributions from net realized gain	(.10)	(.21)	–
Total distributions	(.10)	(.24)	–
Net asset value, end of period	$11.06	$11.28	$10.59
Total ReturnF,G	(1.09)%	8.86%D	5.90%E
Ratios to Average Net AssetsH,I
Expenses before reductions	2.11%J	2.63%	4.50%J
Expenses net of fee waivers, if any	1.30%J	1.30%	1.30%J
Expenses net of all reductions	1.28%J	1.28%	1.30%J
Net investment income (loss)	.43%J	.35%	.84%C,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,467	$1,990	$1,962
Portfolio turnover rateK	80%J	150%	57%L

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.01)%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 8.78%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.80%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Advisor Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,065,330
Gross unrealized depreciation	(810,715)
Net unrealized appreciation (depreciation) on securities	$254,615
Tax cost	$6,804,337

The Fund elected to defer to its next fiscal year approximately $52,216 of capital losses recognized during the period November 1, 2014 to April 30, 2015. The Fund elected to defer to its next fiscal year approximately $13,305 of ordinary losses recognized during the period January 1, 2015 to April 30, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,030,551 and $4,390,193, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$3,531	$3,531
Class T	.25%	.25%	3,964	3,964
Class C	.75%	.25%	7,763	7,763
			$15,258	$15,258

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,237
Class T	74
Class C(a)	640
$5,951

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,149.22
Class T	1,916.24
Class C	1,408.18
Class I	1,305.16
	$7,778

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $211 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$11,804
Class T	1.80%	6,920
Class C	2.30%	6,203
Class I	1.30%	6,613
		$31,540

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $901 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32 and a portion of class-level operating expenses as follows:

Amount
Class A	$11
Class T	8
Class C	8
Class I	8
Total	$35

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$–	$1,990
Class T	–	2,020
Class I	–	4,774
Total	$–	$8,784
From net realized gain
Class A	$24,926	$31,194
Class T	14,873	34,008
Class C	14,219	51,111
Class I	15,701	40,616
Total	$69,719	$156,929

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	42,167	244,795	$457,327	$2,682,803
Reinvestment of distributions	2,023	2,832	22,840	30,556
Shares redeemed	(45,966)	(114,029)	(510,690)	(1,198,530)
Net increase (decrease)	(1,776)	133,598	$(30,523)	$1,514,829
Class T
Shares sold	4,957	102,961	$54,021	$1,112,751
Reinvestment of distributions	1,320	3,335	14,873	36,027
Shares redeemed	(67,672)	(84,812)	(740,748)	(923,756)
Net increase (decrease)	(61,395)	21,484	$(671,854)	$225,022
Class C
Shares sold	17,178	144,045	$190,942	$1,556,025
Reinvestment of distributions	1,239	4,679	13,888	50,538
Shares redeemed	(50,906)	(269,041)	(557,161)	(2,793,045)
Net increase (decrease)	(32,489)	(120,317)	$(352,331)	$(1,186,482)
Class I
Shares sold	6,303	111,471	$71,500	$1,209,986
Reinvestment of distributions	1,344	4,075	15,205	44,003
Shares redeemed	(51,466)	(124,299)	(564,866)	(1,324,355)
Net increase (decrease)	(43,819)	(8,753)	$(478,161)	$(70,366)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.55%
Actual		$1,000.00	$988.20	$7.75
Hypothetical-C		$1,000.00	$1,017.34	$7.86
Class T	1.80%
Actual		$1,000.00	$986.40	$8.99
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class C	2.30%
Actual		$1,000.00	$984.50	$11.47
Hypothetical-C		$1,000.00	$1,013.57	$11.64
Class I	1.30%
Actual		$1,000.00	$989.10	$6.50
Hypothetical-C		$1,000.00	$1,018.60	$6.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Event Driven Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to nonoffices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Advisor Event Driven Opportunities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Advisor Event Driven Opportunities Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board considered that the fund is a specialized product and that there are not enough competitor funds with event driven strategies similar to the fund's to create a meaningful stand-alone peer group. When compared to a subset of the 14 funds with event driven strategies identified by Lipper, the fund ranks second lowest. The Board concluded that the fund's management fee rate is appropriate compared to competitor funds that pursue event driven strategies.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C and Class I expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 1.55%, 1.80%, 2.30% and 1.30%, respectively, through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in all cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AEDOI-SANN-1215
1.9585379.101

Fidelity® Series Small Cap Discovery Fund Fidelity® Series Small Cap Discovery Fund Class F Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Ingram Micro, Inc. Class A	3.1	2.8
Waddell & Reed Financial, Inc. Class A	3.1	2.9
Tech Data Corp.	3.0	2.9
Civitas Solutions, Inc.	3.0	2.1
World Fuel Services Corp.	2.8	2.7
EnerSys	2.8	2.6
CACI International, Inc. Class A	2.7	2.4
First Citizen Bancshares, Inc.	2.7	2.4
WESCO International, Inc.	2.7	2.2
TCF Financial Corp.	2.6	2.6
	28.5

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	26.3
Information Technology	21.6	20.6
Health Care	13.6	12.8
Industrials	13.0	14.4
Consumer Discretionary	11.0	11.9

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 7.9%

As of April 30, 2015*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 9.8%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Household Durables - 4.1%
Meritage Homes Corp. (a)	1,100,000	$38,786,000
Taylor Morrison Home Corp. (a)	1,384,751	25,520,961
		64,306,961
Multiline Retail - 0.7%
Big Lots, Inc.	250,000	11,525,000
Specialty Retail - 6.2%
Aarons, Inc. Class A	1,360,910	33,573,650
Genesco, Inc. (a)	238,000	14,910,700
Murphy U.S.A., Inc. (a)	200,000	12,274,000
Rent-A-Center, Inc.	2,000,000	36,780,000
		97,538,350

TOTAL CONSUMER DISCRETIONARY		173,370,311

CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Post Holdings, Inc. (a)	535,300	34,403,731
ENERGY - 6.1%
Energy Equipment & Services - 2.3%
Hornbeck Offshore Services, Inc. (a)(b)	965,000	13,037,150
Tidewater, Inc. (b)	1,900,000	23,465,000
		36,502,150
Oil, Gas & Consumable Fuels - 3.8%
Northern Oil & Gas, Inc. (a)(b)	2,950,000	14,868,000
World Fuel Services Corp.	1,000,000	44,460,000
		59,328,000

TOTAL ENERGY		95,830,150

FINANCIALS - 24.8%
Banks - 8.9%
Associated Banc-Corp.	1,502,600	29,060,284
First Citizen Bancshares, Inc.	166,738	42,708,271
National Penn Bancshares, Inc.	801,200	9,646,448
PacWest Bancorp	400,000	18,016,000
TCF Financial Corp.	2,700,000	41,553,000
		140,984,003
Capital Markets - 8.5%
Federated Investors, Inc. Class B (non-vtg.)	1,019,800	31,338,454
Monex Group, Inc.	8,062,200	22,662,988
OM Asset Management Ltd.	2,100,000	31,878,000
Waddell & Reed Financial, Inc. Class A	1,300,000	48,022,000
		133,901,442
Consumer Finance - 0.5%
Enova International, Inc. (a)	343,376	4,463,888
EZCORP, Inc. (non-vtg.) Class A (a)	442,800	2,949,048
		7,412,936
Insurance - 2.2%
Aspen Insurance Holdings Ltd.	700,600	34,056,166
Real Estate Investment Trusts - 1.6%
Franklin Street Properties Corp.	819,200	8,536,064
Rouse Properties, Inc.	940,000	16,534,600
		25,070,664
Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	1,200,000	19,152,000
Washington Federal, Inc.	1,213,200	30,257,208
		49,409,208

TOTAL FINANCIALS		390,834,419

HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 4.2%
Hill-Rom Holdings, Inc.	600,000	31,614,000
Integra LifeSciences Holdings Corp. (a)	576,400	34,336,148
		65,950,148
Health Care Providers & Services - 8.4%
AmSurg Corp. (a)	575,000	40,301,750
Chemed Corp.	150,000	23,593,500
Civitas Solutions, Inc. (a)	1,821,343	46,863,155
VCA, Inc. (a)	400,000	21,908,000
		132,666,405
Pharmaceuticals - 1.0%
Theravance, Inc. (b)	1,835,839	16,118,666

TOTAL HEALTH CARE		214,735,219

INDUSTRIALS - 13.0%
Commercial Services & Supplies - 3.4%
Essendant, Inc.	591,000	20,430,870
HNI Corp.	398,000	17,090,120
Knoll, Inc.	670,200	15,575,448
		53,096,438
Electrical Equipment - 2.8%
EnerSys	725,000	44,217,750
Machinery - 2.3%
Columbus McKinnon Corp. (NY Shares)	349,000	6,522,810
Hillenbrand, Inc.	164,806	4,889,794
Mueller Industries, Inc.	800,000	25,216,000
		36,628,604
Professional Services - 1.8%
FTI Consulting, Inc. (a)	850,000	28,908,500
Trading Companies & Distributors - 2.7%
WESCO International, Inc. (a)(b)	852,430	41,709,400

TOTAL INDUSTRIALS		204,560,692

INFORMATION TECHNOLOGY - 21.6%
Electronic Equipment & Components - 7.4%
Ingram Micro, Inc. Class A	1,650,000	49,137,000
SYNNEX Corp.	239,900	21,216,756
Tech Data Corp. (a)	650,000	47,313,500
		117,667,256
Internet Software & Services - 7.8%
Blucora, Inc. (a)	1,800,000	17,640,000
Cimpress NV (a)	405,000	31,954,500
j2 Global, Inc.	500,000	38,775,000
Monster Worldwide, Inc. (a)(b)(c)	5,500,000	34,485,000
		122,854,500
IT Services - 5.2%
Booz Allen Hamilton Holding Corp. Class A	1,322,100	38,949,066
CACI International, Inc. Class A (a)	450,000	43,668,000
		82,617,066
Software - 1.2%
SS&C Technologies Holdings, Inc.	250,000	18,537,500

TOTAL INFORMATION TECHNOLOGY		341,676,322

MATERIALS - 3.8%
Containers & Packaging - 2.3%
Silgan Holdings, Inc.	700,000	35,609,000
Metals & Mining - 1.5%
Carpenter Technology Corp.	358,099	11,928,278
Haynes International, Inc.	300,000	11,835,000
		23,763,278

TOTAL MATERIALS		59,372,278

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat SA (a)	850,000	5,627,000
UTILITIES - 1.6%
Electric Utilities - 0.5%
UIL Holdings Corp.	150,000	7,648,500
Gas Utilities - 1.1%
Southwest Gas Corp.	289,100	17,768,086

TOTAL UTILITIES		25,416,586

TOTAL COMMON STOCKS
(Cost $1,502,050,935)		1,545,826,708

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.18% (d)	44,212,343	44,212,343
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	56,100,275	56,100,275
TOTAL MONEY MARKET FUNDS
(Cost $100,312,618)		100,312,618
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $1,602,363,553)		1,646,139,326
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(68,844,249)
NET ASSETS - 100%		$1,577,295,077

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,768
Fidelity Securities Lending Cash Central Fund	362,103
Total	$392,871

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blucora, Inc.	$28,023,500	$--	$3,967,103	$--	$--
Monster Worldwide, Inc.	17,081,000	16,521,348	--	--	34,485,000
Total	$45,104,500	$16,521,348	$3,967,103	$--	$34,485,000

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$173,370,311	$173,370,311	$--	$--
Consumer Staples	34,403,731	34,403,731	--	--
Energy	95,830,150	95,830,150	--	--
Financials	390,834,419	368,171,431	22,662,988	--
Health Care	214,735,219	214,735,219	--	--
Industrials	204,560,692	204,560,692	--	--
Information Technology	341,676,322	341,676,322	--	--
Materials	59,372,278	59,372,278	--	--
Telecommunication Services	5,627,000	5,627,000	--	--
Utilities	25,416,586	25,416,586	--	--
Money Market Funds	100,312,618	100,312,618	--	--
Total Investments in Securities:	$1,646,139,326	$1,623,476,338	$22,662,988	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,789,649) — See accompanying schedule: Unaffiliated issuers (cost $1,466,408,813)	$1,511,341,708
Fidelity Central Funds (cost $100,312,618)	100,312,618
Other affiliated issuers (cost $35,642,122)	34,485,000
Total Investments (cost $1,602,363,553)		$1,646,139,326
Cash		801,306
Receivable for fund shares sold		8,243,238
Dividends receivable		1,159,173
Distributions receivable from Fidelity Central Funds		100,713
Prepaid expenses		4,227
Other receivables		12,403
Total assets		1,656,460,386
Liabilities
Payable for investments purchased	$14,495,947
Payable for fund shares redeemed	7,376,836
Accrued management fee	1,033,036
Other affiliated payables	127,125
Other payables and accrued expenses	32,090
Collateral on securities loaned, at value	56,100,275
Total liabilities		79,165,309
Net Assets		$1,577,295,077
Net Assets consist of:
Paid in capital		$1,504,600,898
Undistributed net investment income		2,131,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,789,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,773,335
Net Assets		$1,577,295,077
Series Small Cap Discovery:
Net Asset Value, offering price and redemption price per share ($629,792,076 ÷ 60,022,124 shares)		$10.49
Class F:
Net Asset Value, offering price and redemption price per share ($947,503,001 ÷ 90,214,239 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$8,764,494
Interest		10
Income from Fidelity Central Funds		392,871
Total income		9,157,375
Expenses
Management fee
Basic fee	$5,719,981
Performance adjustment	522,691
Transfer agent fees	528,859
Accounting and security lending fees	256,135
Custodian fees and expenses	13,372
Independent trustees' compensation	3,691
Audit	26,972
Legal	2,024
Miscellaneous	6,281
Total expenses before reductions	7,080,006
Expense reductions	(60,232)	7,019,774
Net investment income (loss)		2,137,601
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,779,071
Other affiliated issuers	(3,481,901)
Foreign currency transactions	(13,164)
Total net realized gain (loss)		27,284,006
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,965,751)
Assets and liabilities in foreign currencies	(1,307)
Total change in net unrealized appreciation (depreciation)		(85,967,058)
Net gain (loss)		(58,683,052)
Net increase (decrease) in net assets resulting from operations		$(56,545,451)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,137,601	$3,960,517
Net realized gain (loss)	27,284,006	65,292,674
Change in net unrealized appreciation (depreciation)	(85,967,058)	122,927,137
Net increase (decrease) in net assets resulting from operations	(56,545,451)	192,180,328
Distributions to shareholders from net investment income	(1,096,744)	(4,193,249)
Distributions to shareholders from net realized gain	(51,581,094)	(28,817,135)
Total distributions	(52,677,838)	(33,010,384)
Share transactions - net increase (decrease)	59,463,968	101,063,004
Total increase (decrease) in net assets	(49,759,321)	260,232,948
Net Assets
Beginning of period	1,627,054,398	1,366,821,450
End of period (including undistributed net investment income of $2,131,389 and undistributed net investment income of $1,090,532, respectively)	$1,577,295,077	$1,627,054,398

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Small Cap Discovery Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$10.16	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.02	.02
Net realized and unrealized gain (loss)	(.39)	1.28	.15
Total from investment operations	(.38)	1.30	.17
Distributions from net investment income	–C	(.02)	(.01)
Distributions from net realized gain	(.36)	(.21)	–
Total distributions	(.36)	(.23)	(.01)
Net asset value, end of period	$10.49	$11.23	$10.16
Total ReturnD,E	(3.57)%	12.92%	1.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%H	.97%	.97%H
Expenses net of fee waivers, if any	.97%H	.97%	.97%H
Expenses net of all reductions	.96%H	.97%	.96%H
Net investment income (loss)	.17%H	.17%	.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$629,792	$659,747	$572,515
Portfolio turnover rateI	23%H	28%	29%J,K

 A For the period November 7, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Small Cap Discovery Fund Class F

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$10.16	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04	.03
Net realized and unrealized gain (loss)	(.39)	1.28	.14
Total from investment operations	(.37)	1.32	.17
Distributions from net investment income	(.01)	(.04)	(.01)
Distributions from net realized gain	(.36)	(.21)	–
Total distributions	(.37)	(.24)C	(.01)
Net asset value, end of period	$10.50	$11.24	$10.16
Total ReturnD,E	(3.52)%	13.19%	1.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.80%	.79%H
Expenses net of fee waivers, if any	.81%H	.80%	.79%H
Expenses net of all reductions	.80%H	.80%	.79%H
Net investment income (loss)	.33%H	.33%	.52%H
Supplemental Data
Net assets, end of period (000 omitted)	$947,503	$967,308	$794,307
Portfolio turnover rateI	23%H	28%	29%J,K

 A For the period November 7, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.206 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Small Cap Discovery and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and passive foreign investment companies (PFIC).

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$239,499,682
Gross unrealized depreciation	(195,723,909)
Net unrealized appreciation (depreciation) on securities	$43,775,773
Tax cost	$1,602,363,553

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $181,020,855 and $195,064,376, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Small Cap Discovery as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. Under the management contract, effective December 1, 2013 the management fee was increased for a transitional management fee adjustment equal to $67,300 per month. This transitional management fee adjustment remained in place through May 31, 2015, and was discontinued effective June 1, 2015. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Small Cap Discovery. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Small Cap Discovery	$528,859.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,179 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,054 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $362,103. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $44,581 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,623 and a portion of class-level operating expenses as follows:

Amount
Series Small Cap Discovery	$9,028

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Series Small Cap Discovery	$237,496	$1,167,797
Class F	859,248	3,025,452
Total	$1,096,744	$4,193,249
From net realized gain
Series Small Cap Discovery	$21,077,802	$11,858,296
Class F	30,503,292	16,958,839
Total	$51,581,094	$28,817,135

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Series Small Cap Discovery
Shares sold	3,959,392	9,694,971	$43,291,591	$99,780,926
Reinvestment of distributions	1,916,843	1,236,499	21,315,298	13,026,093
Shares redeemed	(4,610,589)	(8,546,876)	(49,828,534)	(90,168,863)
Net increase (decrease)	1,265,646	2,384,594	$14,778,355	$22,638,156
Class F
Shares sold	7,391,793	18,439,706	$79,917,556	$190,886,537
Reinvestment of distributions	2,820,372	1,896,749	31,362,540	19,984,291
Shares redeemed	(6,086,253)	(12,417,441)	(66,594,483)	(132,445,980)
Net increase (decrease)	4,125,912	7,919,014	$44,685,613	$78,424,848

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Series Small Cap Discovery	.97%
Actual		$1,000.00	$964.30	$4.79
Hypothetical-C		$1,000.00	$1,020.26	$4.93
Class F	.81%
Actual		$1,000.00	$964.80	$4.00
Hypothetical-C		$1,000.00	$1,021.06	$4.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Small Cap Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Series Small Cap Discovery Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Series Small Cap Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Large Cap Stock Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	4.2
General Electric Co.	3.6	3.0
Apple, Inc.	3.4	3.5
Bank of America Corp.	2.9	2.5
Microsoft Corp.	2.7	2.5
Citigroup, Inc.	2.6	2.4
Target Corp.	1.9	2.1
QUALCOMM, Inc.	1.8	1.5
Procter & Gamble Co.	1.8	1.5
Chevron Corp.	1.8	1.6
	26.8

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	22.2
Financials	21.6	21.1
Health Care	12.7	12.2
Industrials	12.6	12.2
Consumer Discretionary	9.6	10.2

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 24.6%

As of April 30, 2015*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments 11.0%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	55,700	$2,754
Tesla Motors, Inc. (a)	6,200	1,283
		4,037
Diversified Consumer Services - 0.2%
H&R Block, Inc.	121,748	4,536
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	143,100	7,085
Yum! Brands, Inc.	237,988	16,876
		23,961
Household Durables - 0.4%
KB Home	440,000	5,764
Taylor Morrison Home Corp. (a)	247,282	4,557
		10,321
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	4,400	6,399
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	195,178	0
Media - 4.6%
Comcast Corp. Class A (special) (non-vtg.) (c)	822,813	51,599
Scripps Networks Interactive, Inc. Class A	171,200	10,286
Sinclair Broadcast Group, Inc. Class A	335,300	10,062
Time Warner, Inc.	507,641	38,246
Viacom, Inc. Class B (non-vtg.)	458,600	22,614
		132,807
Multiline Retail - 1.9%
Target Corp.	732,819	56,559
Specialty Retail - 1.3%
Lowe's Companies, Inc.	468,770	34,609
Lumber Liquidators Holdings, Inc. (a)(c)	256,600	3,546
		38,155
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	70,000	2,705

TOTAL CONSUMER DISCRETIONARY		279,480

CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Diageo PLC	578,678	16,683
PepsiCo, Inc.	62,756	6,413
The Coca-Cola Co.	837,775	35,480
		58,576
Food & Staples Retailing - 1.1%
CVS Health Corp.	135,289	13,364
Tesco PLC	437,500	1,234
United Natural Foods, Inc. (a)	100,500	5,070
Walgreens Boots Alliance, Inc.	132,795	11,245
		30,913
Food Products - 0.2%
Mead Johnson Nutrition Co. Class A	49,900	4,092
Household Products - 1.8%
Procter & Gamble Co.	682,368	52,119
Tobacco - 1.7%
British American Tobacco PLC sponsored ADR	160,209	18,921
Philip Morris International, Inc.	354,134	31,305
		50,226

TOTAL CONSUMER STAPLES		195,926

ENERGY - 9.2%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	714,850	11,888
Helmerich & Payne, Inc.	33,400	1,879
National Oilwell Varco, Inc.	181,618	6,836
Oceaneering International, Inc.	285,500	11,997
Schlumberger Ltd.	134,145	10,485
		43,085
Oil, Gas & Consumable Fuels - 7.7%
Amyris, Inc. (a)(c)	1,663,661	2,812
Anadarko Petroleum Corp.	60,200	4,026
Apache Corp.	579,040	27,290
Cabot Oil & Gas Corp.	229,600	4,985
Chevron Corp.	570,557	51,852
Cobalt International Energy, Inc. (a)	428,500	3,287
ConocoPhillips Co.	325,800	17,381
Golar LNG Ltd.	108,000	3,133
Imperial Oil Ltd.	596,500	19,848
Kinder Morgan, Inc.	269,400	7,368
Legacy Reserves LP	180,562	720
Markwest Energy Partners LP	90,880	3,970
Memorial Resource Development Corp. (a)	80,900	1,431
Noble Energy, Inc.	62,800	2,251
SM Energy Co.	54,300	1,811
Suncor Energy, Inc.	1,581,000	47,046
The Williams Companies, Inc.	350,725	13,833
Williams Partners LP	312,000	10,546
		223,590

TOTAL ENERGY		266,675

FINANCIALS - 21.6%
Banks - 14.0%
Bank of America Corp.	4,966,950	83,345
Citigroup, Inc.	1,426,158	75,829
Comerica, Inc.	214,100	9,292
Fifth Third Bancorp	283,100	5,393
JPMorgan Chase & Co.	1,932,171	124,140
Lloyds Banking Group PLC	1,009,900	1,146
PNC Financial Services Group, Inc.	98,920	8,929
Regions Financial Corp.	1,610,085	15,054
Standard Chartered PLC (United Kingdom)	765,911	8,518
SunTrust Banks, Inc.	717,692	29,799
U.S. Bancorp	675,985	28,513
Wells Fargo & Co.	318,950	17,268
		407,226
Capital Markets - 5.0%
Charles Schwab Corp.	636,486	19,426
E*TRADE Financial Corp. (a)	283,000	8,068
Franklin Resources, Inc.	29,900	1,219
Goldman Sachs Group, Inc.	10,300	1,931
KKR & Co. LP	546,415	9,371
Morgan Stanley	955,207	31,493
Northern Trust Corp.	285,906	20,125
PJT Partners, Inc. (a)	384	8
State Street Corp.	639,642	44,135
The Blackstone Group LP	270,400	8,939
		144,715
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(b)	20,500	2,302
Insurance - 1.4%
American International Group, Inc.	164,343	10,363
MetLife, Inc.	441,710	22,253
Principal Financial Group, Inc.	170,800	8,567
		41,183
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	827,992	7,783
Radian Group, Inc.	1,611,090	23,312
		31,095

TOTAL FINANCIALS		626,521

HEALTH CARE - 12.7%
Biotechnology - 2.6%
AbbVie, Inc.	38,200	2,275
Alnylam Pharmaceuticals, Inc. (a)	32,100	2,759
Amgen, Inc.	138,803	21,956
Biogen, Inc. (a)	62,400	18,128
BioMarin Pharmaceutical, Inc. (a)	51,800	6,063
Celldex Therapeutics, Inc. (a)	12,000	145
Discovery Laboratories, Inc. (a)	1,252,047	391
Genocea Biosciences, Inc. (a)	42,900	205
Insmed, Inc. (a)	129,544	2,570
Intercept Pharmaceuticals, Inc. (a)	126,548	19,893
Spark Therapeutics, Inc.	35,300	1,903
		76,288
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	246,775	11,056
Alere, Inc. (a)	733,350	33,822
Boston Scientific Corp. (a)	2,186,127	39,962
Medtronic PLC	192,300	14,215
Neovasc, Inc. (a)	83,100	465
St. Jude Medical, Inc.	102,500	6,541
Zimmer Biomet Holdings, Inc.	90,700	9,484
		115,545
Health Care Providers & Services - 1.8%
Express Scripts Holding Co. (a)	311,667	26,922
McKesson Corp.	133,504	23,871
		50,793
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	84,200	426
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	99,000	3,738
Pharmaceuticals - 4.2%
Allergan PLC (a)	24,113	7,438
Bristol-Myers Squibb Co.	18,600	1,227
GlaxoSmithKline PLC sponsored ADR	874,311	37,648
Jazz Pharmaceuticals PLC (a)	54,493	7,481
Johnson & Johnson	273,610	27,643
Teva Pharmaceutical Industries Ltd. sponsored ADR	567,201	33,573
TherapeuticsMD, Inc. (a)	507,900	2,981
Theravance, Inc.	259,600	2,279
		120,270

TOTAL HEALTH CARE		367,060

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.5%
KEYW Holding Corp. (a)	194,518	1,387
The Boeing Co.	199,837	29,590
United Technologies Corp.	132,378	13,027
		44,004
Air Freight & Logistics - 2.0%
FedEx Corp.	103,400	16,136
Hub Group, Inc. Class A (a)	242,200	9,683
United Parcel Service, Inc. Class B	319,775	32,943
		58,762
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd.	27,800	987
Lennox International, Inc.	47,300	6,282
		7,269
Commercial Services & Supplies - 0.5%
ADT Corp. (c)	438,285	14,481
Electrical Equipment - 1.1%
AMETEK, Inc.	173,870	9,532
Eaton Corp. PLC	83,800	4,685
Emerson Electric Co.	263,100	12,426
Hubbell, Inc. Class B	58,400	5,656
		32,299
Industrial Conglomerates - 3.6%
General Electric Co.	3,618,803	104,656
Machinery - 0.9%
Deere & Co.	105,500	8,229
Ingersoll-Rand PLC	100,171	5,936
Joy Global, Inc. (c)	85,100	1,462
Rexnord Corp. (a)	253,000	4,675
Valmont Industries, Inc.	38,104	4,132
Xylem, Inc.	37,300	1,358
		25,792
Professional Services - 0.4%
Acacia Research Corp. (c)	366,513	2,441
Verisk Analytics, Inc. (a)	104,030	7,450
		9,891
Road & Rail - 2.1%
CSX Corp.	873,399	23,573
Genesee & Wyoming, Inc. Class A (a)	138,000	9,260
J.B. Hunt Transport Services, Inc.	141,100	10,776
Kansas City Southern	106,800	8,839
Norfolk Southern Corp.	86,942	6,958
Union Pacific Corp.	19,400	1,733
		61,139
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	214,100	6,378

TOTAL INDUSTRIALS		364,671

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.4%
Cisco Systems, Inc.	1,573,661	45,400
QUALCOMM, Inc.	878,950	52,227
		97,627
Internet Software & Services - 4.2%
Alphabet, Inc.:
Class A (a)	66,587	49,101
Class C	58,178	41,354
Facebook, Inc. Class A (a)	61,200	6,241
Twitter, Inc. (a)	370,800	10,553
Yahoo!, Inc. (a)	405,950	14,460
		121,709
IT Services - 5.5%
Cognizant Technology Solutions Corp. Class A (a)	119,816	8,161
First Data Corp.	620,516	8,846
First Data Corp. Class A	168,800	2,674
IBM Corp.	213,469	29,903
MasterCard, Inc. Class A	341,500	33,805
Paychex, Inc.	337,639	17,415
PayPal Holdings, Inc. (a)	200,400	7,216
The Western Union Co.	132,465	2,550
Unisys Corp. (a)	599,195	8,029
Visa, Inc. Class A	536,580	41,628
		160,227
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. Class A	249,460	12,822
Marvell Technology Group Ltd.	511,900	4,203
Maxim Integrated Products, Inc.	23,700	971
		17,996
Software - 4.3%
Adobe Systems, Inc. (a)	108,590	9,628
Autodesk, Inc. (a)	133,469	7,366
Microsoft Corp.	1,486,496	78,249
Oracle Corp.	536,239	20,828
Salesforce.com, Inc. (a)	119,200	9,263
		125,334
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	834,729	99,750
EMC Corp.	1,228,100	32,201
Western Digital Corp.	66,600	4,450
		136,401

TOTAL INFORMATION TECHNOLOGY		659,294

MATERIALS - 3.2%
Chemicals - 2.7%
Airgas, Inc.	132,363	12,728
E.I. du Pont de Nemours & Co.	101,438	6,431
Intrepid Potash, Inc. (a)(c)	573,205	2,213
LyondellBasell Industries NV Class A	41,300	3,837
Monsanto Co.	324,773	30,275
Potash Corp. of Saskatchewan, Inc.	502,200	10,170
Syngenta AG (Switzerland)	34,478	11,584
		77,238
Containers & Packaging - 0.3%
WestRock Co.	196,169	10,546
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	494,500	5,820

TOTAL MATERIALS		93,604

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	597,500	28,011
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	329,200	9,191
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	206,600	4,014

TOTAL UTILITIES		13,205

TOTAL COMMON STOCKS
(Cost $2,434,154)		2,894,447

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(b)	49,302	24
Series D (a)(b)	23,907	12
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $804)		36
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.
5% 10/15/18 (b)	995	840
9.5% 4/15/19(d)	639	632
TOTAL CONVERTIBLE BONDS
(Cost $1,634)		1,472
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.18% (e)	1,939,516	1,940
Fidelity Securities Lending Cash Central Fund, 0.19% (e)(f)	15,316,263	15,316
TOTAL MONEY MARKET FUNDS
(Cost $17,256)		17,256
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,453,848)		2,913,211
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,039)
NET ASSETS - 100%		$2,898,172

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,178,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $632,000 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13 - 10/15/15	$995
KKR Renaissance Co-Invest LP unit	7/25/13	$2,163
NJOY, Inc.	9/11/13 - 10/24/13	$1,577
NJOY, Inc. Series C	6/7/13	$399
NJOY, Inc. Series D	2/14/14	$405

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9
Fidelity Securities Lending Cash Central Fund	273
Total	$282

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$279,516	$279,480	$--	$36
Consumer Staples	195,926	178,009	17,917	--
Energy	266,675	266,675	--	--
Financials	626,521	623,073	1,146	2,302
Health Care	367,060	367,060	--	--
Industrials	364,671	364,671	--	--
Information Technology	659,294	650,448	8,846	--
Materials	93,604	82,020	11,584	--
Telecommunication Services	28,011	28,011	--	--
Utilities	13,205	13,205	--	--
Corporate Bonds	1,472	--	1,472	--
Money Market Funds	17,256	17,256	--	--
Total Investments in Securities:	$2,913,211	$2,869,908	$40,965	$2,338

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
United Kingdom	3.2%
Canada	2.7%
Ireland	1.5%
Israel	1.3%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,940) — See accompanying schedule: Unaffiliated issuers (cost $2,436,592)	$2,895,955
Fidelity Central Funds (cost $17,256)	17,256
Total Investments (cost $2,453,848)		$2,913,211
Receivable for investments sold		21,668
Receivable for fund shares sold		13,048
Dividends receivable		3,665
Interest receivable		4
Distributions receivable from Fidelity Central Funds		43
Prepaid expenses		9
Other receivables		4
Total assets		2,951,652
Liabilities
Payable for investments purchased	$16,682
Payable for fund shares redeemed	19,627
Accrued management fee	1,277
Other affiliated payables	536
Other payables and accrued expenses	42
Collateral on securities loaned, at value	15,316
Total liabilities		53,480
Net Assets		$2,898,172
Net Assets consist of:
Paid in capital		$2,372,111
Undistributed net investment income		18,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,304
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		459,354
Net Assets, for 105,528 shares outstanding		$2,898,172
Net Asset Value, offering price and redemption price per share ($2,898,172 ÷ 105,528 shares)		$27.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$31,392
Interest		32
Income from Fidelity Central Funds		282
Total income		31,706
Expenses
Management fee
Basic fee	$8,544
Performance adjustment	1,329
Transfer agent fees	2,946
Accounting and security lending fees	460
Custodian fees and expenses	40
Independent trustees' compensation	7
Registration fees	60
Audit	27
Legal	5
Interest	5
Miscellaneous	13
Total expenses before reductions	13,436
Expense reductions	(116)	13,320
Net investment income (loss)		18,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,007
Foreign currency transactions	42
Total net realized gain (loss)		56,049
Change in net unrealized appreciation (depreciation) on: Investment securities	(228,907)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(228,915)
Net gain (loss)		(172,866)
Net increase (decrease) in net assets resulting from operations		$(154,480)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,386	$33,473
Net realized gain (loss)	56,049	183,465
Change in net unrealized appreciation (depreciation)	(228,915)	131,034
Net increase (decrease) in net assets resulting from operations	(154,480)	347,972
Distributions to shareholders from net investment income	(11,093)	(28,672)
Distributions to shareholders from net realized gain	(49,365)	(153,595)
Total distributions	(60,458)	(182,267)
Share transactions
Proceeds from sales of shares	382,681	1,271,842
Reinvestment of distributions	58,804	177,147
Cost of shares redeemed	(535,843)	(1,203,017)
Net increase (decrease) in net assets resulting from share transactions	(94,358)	245,972
Total increase (decrease) in net assets	(309,296)	411,677
Net Assets
Beginning of period	3,207,468	2,795,791
End of period (including undistributed net investment income of $18,403 and undistributed net investment income of $11,110, respectively)	$2,898,172	$3,207,468
Other Information
Shares
Sold	13,596	45,162
Issued in reinvestment of distributions	2,031	6,299
Redeemed	(19,647)	(42,633)
Net increase (decrease)	(4,020)	8,828

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Stock Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$29.28	$27.76	$23.17	$19.55	$19.10	$16.55
Income from Investment Operations
Net investment income (loss)A	.17	.31	.28	.25	.16	.11
Net realized and unrealized gain (loss)	(1.44)	2.92	5.48	3.58	.46	2.55
Total from investment operations	(1.27)	3.23	5.76	3.83	.62	2.66
Distributions from net investment income	(.10)	(.27)	(.21)	(.20)	(.15)	(.09)
Distributions from net realized gain	(.45)	(1.44)	(.96)	(.01)	(.03)	(.02)
Total distributions	(.55)	(1.71)	(1.17)	(.21)	(.17)B	(.11)
Net asset value, end of period	$27.46	$29.28	$27.76	$23.17	$19.55	$19.10
Total ReturnC,D	(4.45)%	11.97%	25.53%	19.74%	3.40%	16.14%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.88%	.88%	.85%	1.03%	.94%
Expenses net of fee waivers, if any	.86%G	.88%	.88%	.85%	1.03%	.94%
Expenses net of all reductions	.86%G	.88%	.88%	.84%	1.02%	.93%
Net investment income (loss)	1.18%G	1.10%	1.08%	1.21%	.88%	.66%
Supplemental Data
Net assets, end of period (in millions)	$2,898	$3,207	$2,796	$1,488	$951	$1,059
Portfolio turnover rateH	33%G	36%I	31%	53%	64%	108%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.027 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$639,630
Gross unrealized depreciation	(193,009)
Net unrealized appreciation (depreciation) on securities	$446,621
Tax cost	$2,466,590

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $506,713 and $638,847, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$11,068.36%		$5

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $273. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,717. The weighted average interest rate was .64%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $70.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.86%	$1,000.00	$955.50	$4.23
Hypothetical-C		$1,000.00	$1,020.81	$4.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Large Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Small Cap Stock Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
LivaNova PLC	1.8	1.6
World Fuel Services Corp.	1.8	1.8
Prosperity Bancshares, Inc.	1.6	1.7
Genpact Ltd.	1.6	1.0
Ingram Micro, Inc. Class A	1.6	1.5
Investors Bancorp, Inc.	1.6	0.0
Coca-Cola Bottling Co. Consolidated	1.5	1.3
Maximus, Inc.	1.5	1.6
Silgan Holdings, Inc.	1.5	1.8
Parametric Technology Corp.	1.5	1.9
	16.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	24.1
Information Technology	22.5	21.2
Health Care	14.6	12.0
Consumer Discretionary	12.9	13.9
Industrials	12.2	11.6

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 17.9%

As of April 30, 2015 *
Stocks	96.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 14.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Diversified Consumer Services - 0.8%
ServiceMaster Global Holdings, Inc. (a)	473,057	$16,864
Hotels, Restaurants & Leisure - 2.5%
Extended Stay America, Inc. unit	549,000	10,541
Popeyes Louisiana Kitchen, Inc. (a)	272,000	15,352
Ruth's Hospitality Group, Inc.	779,650	12,092
Sonic Corp. (b)	485,000	13,842
		51,827
Household Durables - 0.9%
KB Home (b)	1,408,000	18,445
Internet & Catalog Retail - 0.8%
HSN, Inc.	267,000	16,514
Leisure Products - 1.4%
Amer Group PLC (A Shares)	356,862	10,015
Vista Outdoor, Inc. (a)	444,047	19,858
		29,873
Media - 1.9%
AMC Networks, Inc. Class A (a)	157,000	11,601
MDC Partners, Inc. Class A (sub. vtg.)	505,000	10,585
Starz Series A (a)	537,285	18,004
		40,190
Multiline Retail - 0.8%
Dillard's, Inc. Class A (b)	190,200	17,019
Specialty Retail - 2.6%
GNC Holdings, Inc.	439,399	13,072
Murphy U.S.A., Inc. (a)	168,910	10,366
Office Depot, Inc. (a)	822,355	6,266
Party City Holdco, Inc. (b)	452,600	7,165
Vitamin Shoppe, Inc. (a)	202,375	5,806
Zumiez, Inc. (a)(b)	665,858	11,639
		54,314
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	202,400	11,150
Steven Madden Ltd. (a)	409,132	14,258
		25,408

TOTAL CONSUMER DISCRETIONARY		270,454

CONSUMER STAPLES - 2.1%
Beverages - 1.5%
Coca-Cola Bottling Co. Consolidated	150,542	31,796
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	225,000	11,351

TOTAL CONSUMER STAPLES		43,147

ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Dril-Quip, Inc. (a)	116,800	7,190
Oil, Gas & Consumable Fuels - 2.9%
Ardmore Shipping Corp. (c)	1,348,729	19,354
Northern Oil & Gas, Inc. (a)(b)	540,607	2,725
World Fuel Services Corp.	865,700	38,489
		60,568

TOTAL ENERGY		67,758

FINANCIALS - 23.9%
Banks - 9.2%
Camden National Corp.	366,625	14,331
City National Corp.	110,556	9,906
East West Bancorp, Inc.	327,803	13,240
FirstMerit Corp.	1,055,000	19,823
Investors Bancorp, Inc.	2,600,000	32,526
Popular, Inc.	356,000	10,527
Prosperity Bancshares, Inc.	651,245	33,461
Spar Nord Bank A/S	1,425,471	13,661
UMB Financial Corp.	447,263	21,952
United Community Bank, Inc.	1,159,200	23,369
		192,796
Capital Markets - 3.9%
AllianceBernstein Holding LP	101,700	2,618
Monex Group, Inc.	4,353,000	12,236
OM Asset Management Ltd.	1,475,600	22,400
Vontobel Holdings AG	570,099	28,117
Waddell & Reed Financial, Inc. Class A	465,000	17,177
		82,548
Consumer Finance - 1.2%
Springleaf Holdings, Inc. (a)	524,200	24,590
Insurance - 4.5%
Allied World Assurance Co. Holdings AG	688,000	25,016
AmTrust Financial Services, Inc. (b)	128,000	8,732
Employers Holdings, Inc.	645,500	17,086
Primerica, Inc.	426,408	20,310
ProAssurance Corp.	218,573	11,576
Validus Holdings Ltd.	280,400	12,422
		95,142
Real Estate Investment Trusts - 3.6%
Coresite Realty Corp.	478,037	26,268
Piedmont Office Realty Trust, Inc. Class A (b)	663,200	12,853
The GEO Group, Inc.	432,300	13,950
WP Carey, Inc.	352,000	22,306
		75,377
Real Estate Management & Development - 0.7%
Leopalace21 Corp. (a)	2,848,300	15,176
Thrifts & Mortgage Finance - 0.8%
TFS Financial Corp.	932,518	16,375

TOTAL FINANCIALS		502,004

HEALTH CARE - 14.6%
Biotechnology - 3.1%
Ardelyx, Inc. (a)	15,500	254
Arena Pharmaceuticals, Inc. (a)	602,000	1,138
ArQule, Inc. (a)	950,000	2,147
Array BioPharma, Inc. (a)	152,300	780
Avalanche Biotechnologies, Inc. (a)	69,845	589
BioCryst Pharmaceuticals, Inc. (a)	154,500	1,389
Biota Pharmaceuticals, Inc. (a)	962,882	1,858
Cytokinetics, Inc. (a)	200,000	1,722
Dyax Corp. (a)	425,000	11,700
Emergent BioSolutions, Inc. (a)	70,100	2,254
Enanta Pharmaceuticals, Inc. (a)	20,200	567
GlycoMimetics, Inc. (a)	149,192	983
MEI Pharma, Inc. (a)(b)	350,000	627
NewLink Genetics Corp. (a)	53,600	2,051
Novavax, Inc. (a)	869,209	5,867
OncoGenex Pharmaceuticals, Inc. (a)(b)	75,532	156
Otonomy, Inc. (a)	247,000	5,345
PDL BioPharma, Inc. (b)	468,000	2,143
Peregrine Pharmaceuticals, Inc. (a)(b)	443,593	497
Sangamo Biosciences, Inc. (a)	187,300	1,320
Spark Therapeutics, Inc.	89,317	4,814
United Therapeutics Corp. (a)	98,930	14,506
Verastem, Inc. (a)(b)	829,786	1,527
Vical, Inc. (a)	3,655,227	1,535
		65,769
Health Care Equipment & Supplies - 2.8%
Integra LifeSciences Holdings Corp. (a)	77,564	4,620
LivaNova PLC (a)	583,100	38,651
Steris Corp. (b)	210,501	15,777
		59,048
Health Care Providers & Services - 4.9%
Air Methods Corp. (a)	478,231	19,574
HealthSouth Corp.	410,937	14,313
Kindred Healthcare, Inc.	1,204,000	16,134
Providence Service Corp. (a)	359,418	18,564
Ship Healthcare Holdings, Inc.	520,400	12,606
Team Health Holdings, Inc. (a)	358,080	21,367
		102,558
Life Sciences Tools & Services - 1.1%
PAREXEL International Corp. (a)	367,000	23,165
Pharmaceuticals - 2.7%
Alliance Pharma PLC	6,044,739	4,985
Amphastar Pharmaceuticals, Inc. (a)	459,171	5,437
Dechra Pharmaceuticals PLC	2,019,054	30,176
Endocyte, Inc. (a)(b)	300,000	1,542
Relypsa, Inc. (a)(b)	343,000	5,485
The Medicines Company (a)	130,600	4,472
Theravance, Inc. (b)	435,157	3,821
		55,918

TOTAL HEALTH CARE		306,458

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.0%
Moog, Inc. Class A (a)	126,000	7,782
Teledyne Technologies, Inc. (a)	258,418	23,059
Triumph Group, Inc.	218,000	10,154
		40,995
Building Products - 0.3%
Gibraltar Industries, Inc. (a)	260,199	6,588
Commercial Services & Supplies - 0.6%
Regus PLC	2,414,129	12,453
Construction & Engineering - 1.0%
AECOM Technology Corp. (a)	716,063	21,102
Electrical Equipment - 0.6%
Regal Beloit Corp.	215,000	13,715
Machinery - 1.8%
AGCO Corp. (b)	391,000	18,920
Rexnord Corp. (a)	1,020,347	18,856
		37,776
Professional Services - 3.2%
CEB, Inc.	309,900	23,168
Resources Connection, Inc.	1,028,704	18,465
TriNet Group, Inc. (a)	513,136	9,739
WageWorks, Inc. (a)	317,000	15,222
		66,594
Road & Rail - 1.3%
Landstar System, Inc.	423,200	26,679
Trading Companies & Distributors - 1.4%
HD Supply Holdings, Inc. (a)	725,681	21,618
Watsco, Inc.	64,800	7,972
		29,590

TOTAL INDUSTRIALS		255,492

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 2.3%
Brocade Communications Systems, Inc.	568,600	5,925
NETGEAR, Inc. (a)	562,509	23,288
Plantronics, Inc.	347,909	18,655
		47,868
Electronic Equipment & Components - 3.5%
Ingram Micro, Inc. Class A	1,106,400	32,949
IPG Photonics Corp. (a)	81,000	6,692
Trimble Navigation Ltd. (a)	669,491	15,231
Zebra Technologies Corp. Class A (a)	234,500	18,033
		72,905
Internet Software & Services - 1.7%
Bankrate, Inc. (a)	1,301,674	15,451
HomeAway, Inc. (a)	610,000	19,252
		34,703
IT Services - 6.2%
Genpact Ltd. (a)	1,332,050	33,008
Global Payments, Inc.	159,530	21,761
Maximus, Inc.	465,000	31,713
Optimal Payments PLC (a)	4,198,513	19,676
Perficient, Inc. (a)	910,615	15,225
Total System Services, Inc.	149,814	7,858
		129,241
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc. (a)	1,219,056	15,640
Software - 7.3%
BroadSoft, Inc. (a)	283,277	9,056
Fleetmatics Group PLC (a)	418,800	23,310
Imperva, Inc. (a)	72,000	5,085
Mentor Graphics Corp.	816,170	22,200
Micro Focus International PLC	1,118,000	21,647
Parametric Technology Corp. (a)	876,300	31,056
SolarWinds, Inc. (a)	434,288	25,202
Synchronoss Technologies, Inc. (a)	460,000	16,183
		153,739
Technology Hardware, Storage & Peripherals - 0.8%
Super Micro Computer, Inc. (a)(b)	618,000	17,434

TOTAL INFORMATION TECHNOLOGY		471,530

MATERIALS - 4.4%
Chemicals - 1.2%
Chemtura Corp. (a)	590,200	18,851
Intrepid Potash, Inc. (a)(b)	1,405,300	5,424
		24,275
Containers & Packaging - 1.5%
Silgan Holdings, Inc.	618,412	31,459
Metals & Mining - 0.4%
Commercial Metals Co.	642,600	9,234
Paper & Forest Products - 1.3%
Boise Cascade Co. (a)	345,600	10,344
Schweitzer-Mauduit International, Inc.	420,686	16,331
		26,675

TOTAL MATERIALS		91,643

UTILITIES - 2.0%
Electric Utilities - 0.8%
IDACORP, Inc.	263,648	17,625
Independent Power and Renewable Electricity Producers - 1.2%
Pattern Energy Group, Inc. (b)	1,026,500	24,010

TOTAL UTILITIES		41,635

TOTAL COMMON STOCKS
(Cost $1,777,876)		2,050,121

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.18% (d)	51,743,263	51,743
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	100,369,280	100,369
TOTAL MONEY MARKET FUNDS
(Cost $152,112)		152,112
TOTAL INVESTMENT PORTFOLIO - 105.0%
(Cost $1,929,988)		2,202,233
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(105,209)
NET ASSETS - 100%		$2,097,024

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$67
Fidelity Securities Lending Cash Central Fund	233
Total	$300

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ardmore Shipping Corp.	$16,225	$--	$--	$135	$19,354
Total	$16,225	$--	$--	$135	$19,354

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$270,454	$270,454	$--	$--
Consumer Staples	43,147	43,147	--	--
Energy	67,758	67,758	--	--
Financials	502,004	474,592	27,412	--
Health Care	306,458	293,852	12,606	--
Industrials	255,492	255,492	--	--
Information Technology	471,530	471,530	--	--
Materials	91,643	91,643	--	--
Utilities	41,635	41,635	--	--
Money Market Funds	152,112	152,112	--	--
Total Investments in Securities:	$2,202,233	$2,162,215	$40,018	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$109,819

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.1%
United Kingdom	5.5%
Switzerland	2.5%
Bermuda	2.2%
Japan	1.9%
Ireland	1.1%
Isle of Man	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $98,136) — See accompanying schedule: Unaffiliated issuers (cost $1,762,665)	$2,030,767
Fidelity Central Funds (cost $152,112)	152,112
Other affiliated issuers (cost $15,211)	19,354
Total Investments (cost $1,929,988)		$2,202,233
Receivable for investments sold		16,868
Receivable for fund shares sold		1,075
Dividends receivable		1,365
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		5
Other receivables		16
Total assets		2,221,603
Liabilities
Payable for investments purchased	$20,086
Payable for fund shares redeemed	2,350
Accrued management fee	1,323
Other affiliated payables	411
Other payables and accrued expenses	40
Collateral on securities loaned, at value	100,369
Total liabilities		124,579
Net Assets		$2,097,024
Net Assets consist of:
Paid in capital		$1,745,703
Undistributed net investment income		2,493
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		76,612
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		272,216
Net Assets, for 113,069 shares outstanding		$2,097,024
Net Asset Value, offering price and redemption price per share ($2,097,024 ÷ 113,069 shares)		$18.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends (including $135 earned from other affiliated issuers)		$11,444
Income from Fidelity Central Funds		300
Total income		11,744
Expenses
Management fee
Basic fee	$7,062
Performance adjustment	(278)
Transfer agent fees	2,069
Accounting and security lending fees	314
Custodian fees and expenses	37
Independent trustees' compensation	5
Registration fees	50
Audit	28
Legal	4
Miscellaneous	7
Total expenses before reductions	9,298
Expense reductions	(109)	9,189
Net investment income (loss)		2,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,654
Foreign currency transactions	(55)
Futures contracts	(2,389)
Total net realized gain (loss)		81,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(103,009)
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		(103,048)
Net gain (loss)		(21,838)
Net increase (decrease) in net assets resulting from operations		$(19,283)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,555	$13,308
Net realized gain (loss)	81,210	263,745
Change in net unrealized appreciation (depreciation)	(103,048)	(30,067)
Net increase (decrease) in net assets resulting from operations	(19,283)	246,986
Distributions to shareholders from net investment income	(6,307)	(11,462)
Distributions to shareholders from net realized gain	(112,764)	(320,672)
Total distributions	(119,071)	(332,134)
Share transactions
Proceeds from sales of shares	381,320	165,755
Reinvestment of distributions	115,682	322,737
Cost of shares redeemed	(174,871)	(540,719)
Net increase (decrease) in net assets resulting from share transactions	322,131	(52,227)
Redemption fees	227	90
Total increase (decrease) in net assets	184,004	(137,285)
Net Assets
Beginning of period	1,913,020	2,050,305
End of period (including undistributed net investment income of $2,493 and undistributed net investment income of $6,245, respectively)	$2,097,024	$1,913,020
Other Information
Shares
Sold	20,310	8,385
Issued in reinvestment of distributions	6,035	16,887
Redeemed	(9,295)	(27,670)
Net increase (decrease)	17,050	(2,398)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Small Cap Stock Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.92	$20.83	$19.78	$18.49	$21.70	$17.74
Income from Investment Operations
Net investment income (loss)A	.02	.14	.12B	.09	(.05)C	(.03)D
Net realized and unrealized gain (loss)	(.14)	2.50	3.24	1.76	(3.16)	3.98
Total from investment operations	(.12)	2.64	3.36	1.85	(3.21)	3.95
Distributions from net investment income	(.07)	(.12)	(.06)	(.08)	–	–
Distributions from net realized gain	(1.18)	(3.43)	(2.25)	(.48)	–E	–
Total distributions	(1.25)	(3.55)	(2.31)	(.56)	–E	–
Redemption fees added to paid in capitalA	–E	–E	–E	–E	–E	.01
Net asset value, end of period	$18.55	$19.92	$20.83	$19.78	$18.49	$21.70
Total ReturnF,G	(.82)%	14.23%	18.08%	10.52%	(14.78)%	22.32%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	.66%	.68%	.72%	1.12%	1.13%
Expenses net of fee waivers, if any	.91%J	.66%	.67%	.72%	1.12%	1.13%
Expenses net of all reductions	.91%J	.66%	.67%	.69%	1.10%	1.12%
Net investment income (loss)	.25%J	.71%	.57%B	.51%	(.26)%C	(.17)%D
Supplemental Data
Net assets, end of period (in millions)	$2,097	$1,913	$2,050	$2,500	$3,219	$4,644
Portfolio turnover rateK	47%J	64%	50%	75%	104%	47%

 A Calculated based on average shares outstanding during the period.

 B Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

 C Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35) %.

 D Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46) %.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 , including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$375,832
Gross unrealized depreciation	(108,865)
Net unrealized appreciation (depreciation) on securities	$266,967
Tax cost	$1,935,266

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $681,379 and $451,624, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $233, including thirty-seven dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $57.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.91%	$1,000.00	$991.80	$4.56
Hypothetical-C		$1,000.00	$1,020.56	$4.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in September 2014.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Small Cap Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Event Driven Opportunities Fund Class A, Class T and Class C Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Journal Media Group, Inc.	17.0	6.8
Universal Corp.	10.2	9.2
Barnes & Noble Education, Inc.	1.1	0.0
Office Depot, Inc.	1.0	0.9
Triumph Group, Inc.	1.0	1.0
Baxalta, Inc.	1.0	0.0
PayPal Holdings, Inc.	1.0	0.0
Gannett Co., Inc.	1.0	0.0
Allscripts Healthcare Solutions, Inc.	1.0	1.1
LPL Financial	1.0	0.0
	35.3

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.2	25.5
Information Technology	16.3	21.3
Industrials	15.3	18.3
Consumer Staples	14.7	10.1
Financials	11.7	11.9

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Stocks	99.8%
Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.6%

As of April 30, 2015 *
Stocks	97.1%
Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 10.9%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 31.2%
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	1,030	$63,747
Household Durables - 0.9%
TopBuild Corp. (a)	2,142	60,254
Internet & Catalog Retail - 0.9%
Liberty TripAdvisor Holdings, Inc. (a)	2,131	66,466
Leisure Products - 1.0%
Vista Outdoor, Inc. (a)	1,550	69,316
Media - 23.0%
Cable One, Inc.	146	63,282
Gannett Co., Inc.	4,606	72,867
Journal Media Group, Inc.	98,352	1,203,825
New Media Investment Group, Inc.	2,465	39,687
The Madison Square Garden Co. (a)	391	69,794
Time, Inc.	3,231	60,032
Tribune Publishing Co.	5,366	50,655
Twenty-First Century Fox, Inc. Class B	2,187	67,535
		1,627,677
Specialty Retail - 4.5%
Abercrombie & Fitch Co. Class A	2,885	61,133
Barnes & Noble Education, Inc. (a)	5,251	77,452
Murphy U.S.A., Inc. (a)	633	38,847
Office Depot, Inc. (a)	9,812	74,767
Signet Jewelers Ltd.	457	68,980
		321,179

TOTAL CONSUMER DISCRETIONARY		2,208,639

CONSUMER STAPLES - 14.7%
Food & Staples Retailing - 1.0%
Sysco Corp.	1,652	68,145
Food Products - 2.6%
Boulder Brands, Inc. (a)	7,052	62,481
ConAgra Foods, Inc.	1,410	57,176
Mondelez International, Inc.	1,458	67,301
		186,958
Household Products - 0.9%
Energizer Holdings, Inc.	1,468	62,874
Tobacco - 10.2%
Universal Corp.	13,413	724,436

TOTAL CONSUMER STAPLES		1,042,413

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Paragon Offshore PLC	11,500	2,760
Oil, Gas & Consumable Fuels - 1.0%
Columbia Pipeline Group, Inc.	3,285	68,229

TOTAL ENERGY		70,989

FINANCIALS - 11.7%
Banks - 1.0%
Investors Bancorp, Inc.	5,356	67,004
Capital Markets - 4.6%
Apollo Investment Corp.	11,545	61,650
Ashford, Inc. (a)	940	60,395
Greenhill & Co., Inc.	2,620	67,648
LPL Financial	1,682	71,653
NorthStar Asset Management Group, Inc.	4,436	64,899
		326,245
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)	1,684	68,539
Navient Corp.	5,416	71,437
		139,976
Diversified Financial Services - 1.0%
MSCI, Inc. Class A	1,018	68,206
Insurance - 0.9%
FNF Group	1,795	63,328
Real Estate Investment Trusts - 0.4%
WP Glimcher, Inc.	2,590	30,096
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	3,700	59,052
Fannie Mae (a)	15,735	35,404
Freddie Mac (a)	16,201	35,804
		130,260

TOTAL FINANCIALS		825,115

HEALTH CARE - 7.3%
Biotechnology - 1.0%
Baxalta, Inc.	2,130	73,400
Health Care Equipment & Supplies - 2.5%
Halyard Health, Inc. (a)	2,354	69,867
Masimo Corp. (a)	1,614	64,044
Seaspine Holdings Corp. (a)	2,700	40,716
		174,627
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	5,180	72,831
MedAssets, Inc. (a)	2,916	69,051
		141,882
Pharmaceuticals - 1.8%
Valeant Pharmaceuticals International, Inc. (United States) (a)	627	58,794
Zoetis, Inc. Class A	1,535	66,020
		124,814

TOTAL HEALTH CARE		514,723

INDUSTRIALS - 15.3%
Aerospace & Defense - 3.7%
BWX Technologies, Inc.	2,376	67,241
KLX, Inc. (a)	1,740	68,051
Triumph Group, Inc.	1,594	74,249
Vectrus, Inc. (a)	2,250	55,958
		265,499
Building Products - 1.9%
Allegion PLC	1,032	67,255
Armstrong World Industries, Inc. (a)	1,309	64,953
		132,208
Commercial Services & Supplies - 3.9%
Civeo Corp.	9,216	17,142
Matthews International Corp. Class A	1,171	67,602
Progressive Waste Solution Ltd. (Canada)	2,666	64,101
Recall Holdings Ltd.	11,138	60,384
The Brink's Co.	2,103	65,151
		274,380
Electrical Equipment - 0.9%
Babcock & Wilcox Enterprises, Inc. (a)	3,643	61,858
Machinery - 2.8%
Allison Transmission Holdings, Inc.	2,277	65,350
Pentair PLC	1,095	61,232
Valmet Corp.	6,600	69,601
		196,183
Professional Services - 0.9%
Insperity, Inc.	1,439	66,856
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	3,294	64,233
Trading Companies & Distributors - 0.3%
Now, Inc. (a)	1,370	22,619

TOTAL INDUSTRIALS		1,083,836

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.5%
ADTRAN, Inc.	4,576	71,065
Viavi Solutions, Inc. (a)	6,199	36,884
		107,949
Electronic Equipment & Components - 3.6%
Itron, Inc. (a)	1,874	68,832
Keysight Technologies, Inc. (a)	1,889	62,488
Kimball Electronics, Inc. (a)	5,484	62,463
RealD, Inc. (a)	6,140	62,444
		256,227
Internet Software & Services - 1.7%
Rackspace Hosting, Inc. (a)	2,530	65,401
Rightside Group Ltd. (a)	6,702	53,951
		119,352
IT Services - 4.0%
Blackhawk Network Holdings, Inc. (a)	1,578	67,191
Computer Sciences Corp.	970	64,592
PayPal Holdings, Inc. (a)	2,034	73,244
PRG-Schultz International, Inc. (a)	1,449	5,434
Science Applications International Corp.	1,525	69,937
		280,398
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	30,834	65,368
MagnaChip Semiconductor Corp. (a)	11,611	61,422
Semtech Corp. (a)	3,764	65,870
		192,660
Software - 1.9%
CDK Global, Inc.	1,296	64,528
Xura, Inc. (a)	2,748	71,118
		135,646
Technology Hardware, Storage & Peripherals - 0.9%
Intevac, Inc. (a)	1,300	6,370
Quantum Corp. (a)	62,074	52,142
		58,512

TOTAL INFORMATION TECHNOLOGY		1,150,744

MATERIALS - 2.3%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	266	36,969
Containers & Packaging - 1.8%
Orora Ltd.	37,976	62,792
Owens-Illinois, Inc. (a)	2,911	62,732
		125,524

TOTAL MATERIALS		162,493

TOTAL COMMON STOCKS
(Cost $6,759,154)		7,058,952
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $6,759,154)		7,058,952
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,722
NET ASSETS - 100%		$7,071,674

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24
Total	$24

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,208,639	$2,208,639	$--	$--
Consumer Staples	1,042,413	1,042,413	--	--
Energy	70,989	70,989	--	--
Financials	825,115	825,115	--	--
Health Care	514,723	514,723	--	--
Industrials	1,083,836	1,023,452	60,384	--
Information Technology	1,150,744	1,150,744	--	--
Materials	162,493	99,701	62,792	--
Total Investments in Securities:	$7,058,952	$6,935,776	$123,176	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$159,735
Level 2 to Level 1	$78,808

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,759,154)		$7,058,952
Cash		18,486
Receivable for investments sold		35,382
Receivable for fund shares sold		549
Dividends receivable		9,637
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		21
Receivable from investment adviser for expense reductions		3,076
Other receivables		561
Total assets		7,126,670
Liabilities
Payable for investments purchased	$21,620
Payable for fund shares redeemed	1,924
Accrued management fee	4,757
Distribution and service plan fees payable	2,395
Other affiliated payables	1,451
Other payables and accrued expenses	22,849
Total liabilities		54,996
Net Assets		$7,071,674
Net Assets consist of:
Paid in capital		$6,825,130
Accumulated net investment loss		(12,313)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		299,799
Net Assets		$7,071,674
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,901,161 ÷ 263,072 shares)		$11.03
Maximum offering price per share (100/94.25 of $11.03)		$11.70
Class T:
Net Asset Value and redemption price per share ($1,257,741 ÷ 114,368 shares)		$11.00
Maximum offering price per share (100/96.50 of $11.00)		$11.40
Class C:
Net Asset Value and offering price per share ($1,446,157 ÷ 132,477 shares)(a)		$10.92
Class I:
Net Asset Value, offering price and redemption price per share ($1,466,615 ÷ 132,643 shares)		$11.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$64,696
Income from Fidelity Central Funds		24
Total income		64,720
Expenses
Management fee
Basic fee	$32,293
Performance adjustment	(2,592)
Transfer agent fees	7,778
Distribution and service plan fees	15,258
Accounting fees and expenses	1,480
Custodian fees and expenses	2,120
Independent trustees' compensation	18
Registration fees	17,875
Audit	21,788
Legal	11
Miscellaneous	241
Total expenses before reductions	96,270
Expense reductions	(32,511)	63,759
Net investment income (loss)		961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,548
Foreign currency transactions	(57)
Total net realized gain (loss)		84,491
Change in net unrealized appreciation (depreciation) on: Investment securities	(207,826)
Assets and liabilities in foreign currencies	127
Total change in net unrealized appreciation (depreciation)		(207,699)
Net gain (loss)		(123,208)
Net increase (decrease) in net assets resulting from operations		$(122,247)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$961	$(11,173)
Net realized gain (loss)	84,491	62,309
Change in net unrealized appreciation (depreciation)	(207,699)	434,100
Net increase (decrease) in net assets resulting from operations	(122,247)	485,236
Distributions to shareholders from net investment income	–	(8,784)
Distributions to shareholders from net realized gain	(69,719)	(156,929)
Total distributions	(69,719)	(165,713)
Share transactions - net increase (decrease)	(1,532,869)	483,003
Total increase (decrease) in net assets	(1,724,835)	802,526
Net Assets
Beginning of period	8,796,509	7,993,983
End of period (including accumulated net investment loss of $12,313 and accumulated net investment loss of $13,274, respectively)	$7,071,674	$8,796,509

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class A

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.26	$10.58	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01	.02C
Net realized and unrealized gain (loss)	(.14)	.89D	.56E
Total from investment operations	(.13)	.90	.58
Distributions from net investment income	–	(.01)	–
Distributions from net realized gain	(.10)	(.20)	–
Total distributions	(.10)	(.22)F	–
Net asset value, end of period	$11.03	$11.26	$10.58
Total ReturnG,H,I	(1.18)%	8.55%D	5.80%E
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.39%L	2.82%	4.76%L
Expenses net of fee waivers, if any	1.55%L	1.55%	1.55%L
Expenses net of all reductions	1.52%L	1.53%	1.55%L
Net investment income (loss)	.18%L	.10%	.59%C,L
Supplemental Data
Net assets, end of period (000 omitted)	$2,901	$2,983	$1,389
Portfolio turnover rateM	80%L	150%	57%N

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.25) %.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 8.47%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.70%.

 F Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.201 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class T

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	(.02)	.01D
Net realized and unrealized gain (loss)	(.15)	.89E	.56F
Total from investment operations	(.15)	.87	.57
Distributions from net investment income	–	(.01)	–
Distributions from net realized gain	(.10)	(.18)	–
Total distributions	(.10)	(.19)	–
Net asset value, end of period	$11.00	$11.25	$10.57
Total ReturnG,H,I	(1.36)%	8.35%E	5.70%F
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.68%L	3.18%	4.95%L
Expenses net of fee waivers, if any	1.80%L	1.80%	1.80%L
Expenses net of all reductions	1.78%L	1.78%	1.80%L
Net investment income (loss)	(.07)%L	(.15)%	.34%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$1,258	$1,977	$1,631
Portfolio turnover rateM	80%L	150%	57%N

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.50) %.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 8.27%.

 F Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.60%.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class C

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.07)	(.01)C
Net realized and unrealized gain (loss)	(.14)	.88D	.56E
Total from investment operations	(.17)	.81	.55
Distributions from net realized gain	(.10)	(.17)	–
Net asset value, end of period	$10.92	$11.19	$10.55
Total ReturnF,G,H	(1.55)%	7.75%D	5.50%E
Ratios to Average Net AssetsI,J
Expenses before reductions	3.10%K	3.63%	5.38%K
Expenses net of fee waivers, if any	2.30%K	2.30%	2.30%K
Expenses net of all reductions	2.28%K	2.29%	2.30%K
Net investment income (loss)	(.57)%K	(.65)%	(.16)%C,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,446	$1,846	$3,011
Portfolio turnover rateL	80%K	150%	57%M

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.00) %.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 7.67%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.40%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Event Driven Opportunities Fund Class I

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.59	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04	.03C
Net realized and unrealized gain (loss)	(.14)	.89D	.56E
Total from investment operations	(.12)	.93	.59
Distributions from net investment income	–	(.03)	–
Distributions from net realized gain	(.10)	(.21)	–
Total distributions	(.10)	(.24)	–
Net asset value, end of period	$11.06	$11.28	$10.59
Total ReturnF,G	(1.09)%	8.86%D	5.90%E
Ratios to Average Net AssetsH,I
Expenses before reductions	2.11%J	2.63%	4.50%J
Expenses net of fee waivers, if any	1.30%J	1.30%	1.30%J
Expenses net of all reductions	1.28%J	1.28%	1.30%J
Net investment income (loss)	.43%J	.35%	.84%C,J
Supplemental Data
Net assets, end of period (000 omitted)	$1,467	$1,990	$1,962
Portfolio turnover rateK	80%J	150%	57%L

 A For the period December 12, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Investment income per share reflects large, non-recurring dividends which amounted to $.03 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.01)%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 8.78%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to $.01 per share. Excluding the reimbursement, the total return would have been 5.80%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Advisor Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,065,330
Gross unrealized depreciation	(810,715)
Net unrealized appreciation (depreciation) on securities	$254,615
Tax cost	$6,804,337

The Fund elected to defer to its next fiscal year approximately $52,216 of capital losses recognized during the period November 1, 2014 to April 30, 2015. The Fund elected to defer to its next fiscal year approximately $13,305 of ordinary losses recognized during the period January 1, 2015 to April 30, 2015.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,030,551 and $4,390,193, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$3,531	$3,531
Class T	.25%	.25%	3,964	3,964
Class C	.75%	.25%	7,763	7,763
			$15,258	$15,258

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,237
Class T	74
Class C(a)	640
$5,951

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,149.22
Class T	1,916.24
Class C	1,408.18
Class I	1,305.16
	$7,778

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $211 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$11,804
Class T	1.80%	6,920
Class C	2.30%	6,203
Class I	1.30%	6,613
		$31,540

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $901 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32 and a portion of class-level operating expenses as follows:

Amount
Class A	$11
Class T	8
Class C	8
Class I	8
Total	$35

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$–	$1,990
Class T	–	2,020
Class I	–	4,774
Total	$–	$8,784
From net realized gain
Class A	$24,926	$31,194
Class T	14,873	34,008
Class C	14,219	51,111
Class I	15,701	40,616
Total	$69,719	$156,929

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	42,167	244,795	$457,327	$2,682,803
Reinvestment of distributions	2,023	2,832	22,840	30,556
Shares redeemed	(45,966)	(114,029)	(510,690)	(1,198,530)
Net increase (decrease)	(1,776)	133,598	$(30,523)	$1,514,829
Class T
Shares sold	4,957	102,961	$54,021	$1,112,751
Reinvestment of distributions	1,320	3,335	14,873	36,027
Shares redeemed	(67,672)	(84,812)	(740,748)	(923,756)
Net increase (decrease)	(61,395)	21,484	$(671,854)	$225,022
Class C
Shares sold	17,178	144,045	$190,942	$1,556,025
Reinvestment of distributions	1,239	4,679	13,888	50,538
Shares redeemed	(50,906)	(269,041)	(557,161)	(2,793,045)
Net increase (decrease)	(32,489)	(120,317)	$(352,331)	$(1,186,482)
Class I
Shares sold	6,303	111,471	$71,500	$1,209,986
Reinvestment of distributions	1,344	4,075	15,205	44,003
Shares redeemed	(51,466)	(124,299)	(564,866)	(1,324,355)
Net increase (decrease)	(43,819)	(8,753)	$(478,161)	$(70,366)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.55%
Actual		$1,000.00	$988.20	$7.75
Hypothetical-C		$1,000.00	$1,017.34	$7.86
Class T	1.80%
Actual		$1,000.00	$986.40	$8.99
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class C	2.30%
Actual		$1,000.00	$984.50	$11.47
Hypothetical-C		$1,000.00	$1,013.57	$11.64
Class I	1.30%
Actual		$1,000.00	$989.10	$6.50
Hypothetical-C		$1,000.00	$1,018.60	$6.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Event Driven Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to nonoffices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Advisor Event Driven Opportunities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Advisor Event Driven Opportunities Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking. The Board considered that the fund is a specialized product and that there are not enough competitor funds with event driven strategies similar to the fund's to create a meaningful stand-alone peer group. When compared to a subset of the 14 funds with event driven strategies identified by Lipper, the fund ranks second lowest. The Board concluded that the fund's management fee rate is appropriate compared to competitor funds that pursue event driven strategies.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C and Class I expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 1.55%, 1.80%, 2.30% and 1.30%, respectively, through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in all cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AEDO-SANN-1215
1.9585369.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 24, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 24, 2015